Sextant Mutual Funds

Prospectus

March 30, 2012 (Revised April 30, 2012)

Growth	International	Core	Short-Term Bond	Bond Income	Global High Income
SSGFX	SSIFX	SCORX	STBFX	SBIFX	SGHIX

Please read this Prospectus and keep it for future reference. It is designed to provide important information and to help investors decide if the Funds' goals match their own.

Neither the Securities and Exchange Commission nor any state securities authority has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Sextant Funds are series of Saturna Investment Trust.

Table of Contents:

Sextant Growth Fund

SSGFX

Investment Objective

Long-term capital growth.

Fees and Expenses

Shareowner Fees

There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (varies with performance)	0.34%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.84%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$86	$268	$466	$1,037

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Growth Fund seeks capital growth by investing in common stocks of U.S. companies. The Fund diversifies its investments across industries and companies, and generally follows a value investment style. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser's assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. The Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size.

Principal Risks of Investing

The value of Growth Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

The Fund may invest in smaller companies, which involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met or general market conditions weaken.

Performance

The following bar chart and table provide an indication of the risks of investing in the Growth Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.

Sextant Growth Fund

SSGFX

Annual Total Return

-18.37%	26.16%	16.44%	18.63%	8.17%	9.91%	-31.93%	22.38%	11.84%	-1.81%
2002	2003	2004	2005	2006	2007	2008	2009	2010	2011

Best Quarter	Q4 2004	15.4%
Worst Quarter	Q4 2008	-20.4%

Average Annual Total Returns for periods ended December 31, 2011
	1 Year	5 Years	10 Years
Return before taxes	-1.81%	0.11%	4.46%
Return after taxes on distributions	-1.90%	0.00%	4.37%
Return after taxes on distributions and sale of Fund shares	-1.89%	0.09%	3.87%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Investment Adviser

Saturna Capital Corporation is Growth Fund's investment adviser.

Portfolio Manager

Since 1989, Mr. Nicholas Kaiser, chairman of Saturna Capital Corporation, has been the person primarily responsible for the day-to-day management of the Growth Fund.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government issued identity document, and a check for $1,000 or more ($100 under a group or retirement plan) payable to the Growth Fund. Shareowners may purchase additional shares at any time in minimum amounts of $25.

Shareowners may redeem shares on any business day by several methods:

Written request

Write: Sextant Mutual Funds
Box N
Bellingham, WA 98227-0596

Or Fax: 360/734-0755

Telephone request

Call: 888/732-6262 or 360/734-9900

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income, qualified dividend income, or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Sextant International Fund

SSIFX

Investment Objective

Long-term capital growth.

Fees and Expenses

Shareowner Fees

There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (varies with performance)	0.52%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.88%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$90	$281	$488	$1,084

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The International Fund diversifies its investments among many countries, favoring those with mature markets (such as Europe and Canada). The Fund invests at least 65% of its assets in companies with their headquarters and major assets and earnings outside the U.S. The Fund diversifies its investments across industries, companies, and countries. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser's assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. There is no restriction on the size of companies in which the Fund invests, but it favors larger and more established firms.

Principal Risks of Investing

The value of International Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries and companies in which the Fund invests.

Foreign investing involves risks not typically associated with investing in U.S. securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, establishment of currency controls, or adverse political or social developments that affect investments.

Performance

The following bar chart and table provide an indication of the risks of investing in the International Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.

Sextant International Fund

SSIFX

Annual Total Return

-22.82%	49.54%	17.40%	16.75%	22.02%	16.76%	-27.02%	23.49%	11.64%	-8.76%
2002	2003	2004	2005	2006	2007	2008	2009	2010	2011

Best Quarter	Q4 2003	20.3%
Worst Quarter	Q3 2002	-25.1%

Average Annual Total Returns for periods ended December 31, 2011
	1 Year	5 Years	10 Years
Return before taxes	-8.76%	1.40%	7.54%
Return after taxes on distributions	-8.88%	1.24%	7.40%
Return after taxes on distributions and sale of Fund shares	-8.86%	1.18%	6.63%
NYSE Arca International Market Index (reflects no deduction for fees, expenses or taxes)	-6.72%	-2.31%	4.98%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Investment Adviser

Saturna Capital Corporation is International Fund's investment adviser.

Portfolio Manager

Since 1995, Mr. Nicholas Kaiser, chairman of Saturna Capital Corporation, has been the person primarily responsible for the day-to-day management of the International Fund.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government issued identity document, and a check for $1,000 or more ($100 under a group or retirement plan) payable to the International Fund. Shareowners may purchase additional shares at any time in minimum amounts of $25.

Shareowners may redeem shares on any business day by several methods:

Written request

Write: Sextant Mutual Funds
Box N
Bellingham, WA 98227-0596

Or Fax: 360/734-0755

Telephone request

Call: 888/732-6262 or 360/734-9900

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income, qualified dividend income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Sextant Core Fund

SCORX

Investment Objective

Long-term appreciation and capital preservation.

Fees and Expenses

Shareowner Fees

There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (varies with performance)	0.46%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.14%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$116	$362	$628	$1,386

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Core Fund invests in a mix of equity and debt securities. It normally invests 40% of its assets in equity securities of U.S. companies, 20% in foreign equity securities, 25% in investment-grade debt securities with maturities of three years or longer, and 15% in short-term debt securities including money market instruments and cash. The Fund follows a value investment style, favoring income-producing securities of more seasoned companies.

Principal Risks of Investing

The value of Core Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries and companies in which the Fund invests.

The Fund involves the risks of both equity and debt investing, although it seeks to mitigate these risks through a widely diversified portfolio that includes domestic stocks, foreign stocks, short and long-term bonds, and money market instruments. Security prices are subject to market risk, and common stocks in particular may be subject to price declines that are steep, sudden, and/or prolonged.

Foreign investing involves risks not normally associated with U.S. securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments.

Bonds have interest rate risk, generally falling in price when rates increase. The longer a bond's maturity, the more sensitive the bond is to interest rate changes. Bonds also entail credit risk, which is the possibility that a bond will not pay interest or principal when due. If a bond's credit quality is perceived to decline, investors will demand a higher yield, which means a lower price.

Performance

The following bar chart and table provide an indication of the risks of investing in the Core Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.

Sextant Core Fund

SCORX

Annual Total Return

7.51%	-20.78%	19.60%	8.61%	2.37%
2007	2008	2009	2010	2011

Best Quarter	Q2 2009	9.8%
Worst Quarter	Q4 2008	-9.2%

Average Annual Total Returns for periods ended December 31, 2011
	1 Year	Life of Fund (Since Mar. 30, 2007)
Return before taxes	2.37%	2.65%
Return after taxes on distributions	2.14%	2.21%
Return after taxes on distributions and sale of Fund shares	1.84%	2.02%
Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)	0.38%	2.49%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Investment Adviser

Saturna Capital Corporation is Core Fund's investment adviser.

Portfolio Manager

Since 2008, Mr. Peter Nielsen, senior investment analyst of Saturna Capital Corporation, has been the person primarily responsible for the day-to-day management of the Core Fund.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government issued identity document, and a check for $1,000 or more ($100 under a group or retirement plan) payable to the Core Fund. Shareowners may purchase additional shares at any time in minimum amounts of $25.

Shareowners may redeem shares on any business day by several methods:

Written request

Write: Sextant Mutual Funds
Box N
Bellingham, WA 98227-0596

Or Fax: 360/734-0755

Telephone request

Call: 888/732-6262 or 360/734-9900

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income, qualified dividend income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Sextant Short-Term Bond Fund

STBFX

Investment Objective

Capital preservation and current income.

Fees and Expenses

Shareowner Fees

There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (varies with performance)	0.59%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.33%
Fee Waiver and Expense Reimbursement	0.58%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement¹	0.75%

¹The adviser has committed through March 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.75% The committed net operating expense ratio may be changed or terminated only with approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$135	$421	$729	$1,601

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Short-Term Bond Fund invests at least 80% of its assets in short-term bonds. Under normal circumstances, the Fund's dollar-weighted average maturity does not exceed three years. The Short-Term Bond Fund invests at least 65% of assets in bonds rated within the three highest grades (AAA, AA or A); and may not invest in a bond rated at time of purchase below the fourth highest grade (BBB).

Principal Risks of Investing

The value of Short-Term Bond Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the industries and companies in which the Fund invests.

The risks inherent in the Short-Term Bond Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities usually are more sensitive to interest rate changes than bonds with shorter maturities, such as those held by the Short-Term Bond Fund. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

Performance

The following bar chart and table provide an indication of the risks of investing in the Short-Term Bond Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.

Sextant Short-Term Bond Fund

STBFX

Annual Total Return

6.93%	3.51%	0.96%	1.27%	3.86%	5.79%	1.88%	6.43%	3.40%	1.95%
2002	2003	2004	2005	2006	2007	2008	2009	2010	2011

Best Quarter	Q2 2002	3.0%
Worst Quarter	Q2 2004	-1.1%

Average Annual Total Returns for periods ended December 31, 2011
	1 Year	5 Years	10 Years
Return before taxes	1.95%	3.87%	3.58%
Return after taxes on distributions	1.33%	2.82%	2.30%
Return after taxes on distributions and sale of Fund shares	1.26%	2.61%	2.08%
Citigroup Government/Corporate 1-3 Index (reflects no deduction for fees, expenses or taxes)	1.56%	3.98%	3.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Investment Adviser

Saturna Capital Corporation is Short-Term Bond Fund's investment adviser.

Portfolio Manager

Since 1995, Mr. Phelps McIlvaine, a vice president of Saturna Capital Corporation, has been the person primarily responsible for the day-to-day management of the Short-Term Bond Fund.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government issued identity document, and a check for $1,000 or more ($100 under a group or retirement plan) payable to the Short-Term Bond Fund. Shareowners may purchase additional shares at any time in minimum amounts of $25.

Shareowners may redeem shares on any business day by several methods:

Written request

Write: Sextant Mutual Funds
Box N
Bellingham, WA 98227-0596

Or Fax: 360/734-0755

Telephone request

Call: 888/732-6262 or 360/734-9900

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Sextant Bond Income Fund

SBIFX

Investment Objective

Current income.

Fees and Expenses

Shareowner Fees

There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (varies with performance)	0.58%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.26%
Fee Waiver and Expense Reimbursement	0.36%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement¹	0.90%

¹ The adviser has committed through March 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.90%. The committed net operating expense ratio may be changed or terminated only with approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$128	$400	$692	$1,523

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Bond Income Fund invests at least 80% of its assets in bonds. Under normal circumstances, the Fund maintains a dollar-weighted average maturity of ten years or more. The Fund invests at least 65% of assets in bonds rated within the three highest grades (AAA, AA or A); and may not invest in a bond rated at time of purchase below the fourth highest grade (BBB).

Principal Risks of Investing

The value of Bond Income Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the industries and companies in which the Fund invests.

The risks inherent in the Bond Income Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities, such as those held by the Bond Income Fund, usually are more sensitive to interest rate changes than bonds with shorter maturities. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

Performance

The following bar chart and table provide an indication of the risks of investing in the Bond Income Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.

Sextant Bond Income Fund

SBIFX

Annual Total Return

13.59%	3.78%	4.51%	1.07%	3.04%	5.42%	-0.77%	9.52%	5.85%	9.87%
2002	2003	2004	2005	2006	2007	2008	2009	2010	2011

Best Quarter	Q3 2002	5.9%
Worst Quarter	Q2 2004	-3.6%

Average Annual Total Returns for periods ended December 31, 2011
	1 Year	5 Years	10 Years
Return before taxes	9.87%	5.90%	5.51%
Return after taxes on distributions	8.52%	4.34%	3.87%
Return after taxes on distributions and sale of Fund shares	6.35%	3.95%	3.40%
Citigroup Broad Investment Grade Index (reflects no deduction for fees, expenses or taxes)	7.85%	6.68%	5.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Investment Adviser

Saturna Capital Corporation is Bond Income Fund's investment adviser.

Portfolio Manager

Since 1995, Mr. Phelps McIlvaine, a vice president of Saturna Capital Corporation, has been the person primarily responsible for the day-to-day management of the Bond Income Fund.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government issued identity document, and a check for $1,000 or more ($100 under a group or retirement plan) payable to the Bond Income Fund. Shareowners may purchase additional shares at any time in minimum amounts of $25.

Shareowners may redeem shares on any business day by several methods:

Written request

Write: Sextant Mutual Funds
Box N
Bellingham, WA 98227-0596

Or Fax: 360/734-0755

Telephone request

Call: 888/732-6262 or 360/734-9900

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Sextant Global High Income Fund

SGHIX

Investment Objective

High income, with a secondary objective of capital preservation.

Fees and Expenses

Shareowner Fees

There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (varies with performance)	0.60%
Distribution (12b-1) Fees	0.25%
Other Expenses¹	0.40%
Total Annual Fund Operating Expenses	1.25%
Fee Waiver and Expense Reimbursement	0.35%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement²	0.90%

¹ The "Other Expenses" are based on estimated amounts for the initial fiscal year.

² The adviser has committed through March 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.90%. The committed net operating expense ratio may be changed or terminated only with approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$127	$397

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Global High Income Fund began operations on March 30, 2012 (the date of this Prospectus) and had not yet made any purchases or sold any portfolio securities, and therefore does not have a portfolio turnover rate to report.

Principal Investment Strategies

The Global High Income Fund invests in a globally diversified portfolio of income-producing debt and equity securities. It applies a consistent, value-oriented approach to security selection, basing investment decisions on current income and expected total return, adjusted for risk. It adjusts allocations to individual securities to manage the portfolio's fundamental risks, such as industry, country, currency, inflation, interest rate, liquidity, and credit cycle risks. In addition, the Fund will attempt to capitalize on periodic stress in leveraged credit markets, which may result in more volatile current income in exchange for more attractive long-term, risk-adjusted total return consistent with its investment objective. The Fund normally includes securities from at least three countries outside the U.S.

Under normal circumstances, the Fund invests its assets as follows:

  No more than 50% in common stocks
  No more than 50% in securities of U.S. issuers
  No more than 50% in bonds rated A- or higher
  No more than 33% in securities of emerging market issuers
  No hedges, credit default swaps, or other transactions involving leverage or borrowings

Principal Risks of Investing

The value of Global High Income Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, currencies, industries and companies in which the Fund invests.

Investment in the Fund entails the risks of both equity and debt securities, although it seeks to mitigate these risks through a widely diversified portfolio that includes foreign and domestic stocks and bonds. Security prices are subject to market risk, and common stocks in particular may be subject to price declines that are steep, sudden, and/or prolonged.

Foreign investing involves risks not normally associated with U.S. securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries.

Bonds have interest rate risk, generally falling in price when rates increase. The longer a bond's maturity, the more sensitive the bond

Sextant Global High Income Fund

SGHIX

is to interest rate changes. Bonds also entail credit risk, which is the possibility that a bond will not pay interest or principal when due. If a bond's credit quality is perceived to decline, investors will demand a higher yield, which means a lower price.

Issuers of high yield securities are generally not as strong financially as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest, principal, and dividend payments as expected. Investments in high yield securities can be speculative in nature. High yield bonds may have low or no ratings, and may be considered "junk bonds." The prices of high yield securities generally fluctuate more than those of higher quality. High yield securities are generally more illiquid (harder to sell) and harder to value.

Performance

The Global High Income Fund began operations on March 30, 2012, and consequently has no historical returns to report. Future reports will show how the Fund's average annual total returns for the required time periods compare to the S&P Global 1200 Index.

A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.

Investment Adviser

Saturna Capital Corporation is Global High Income Fund's investment adviser.

Portfolio Managers

Since Fund inception in 2012, Mr. Bryce Fegley CFA and Mr. John Scott CFA, portfolio managers and investment analysts of Saturna Capital Corporation, have been the persons primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government issued identity document, and a check for $1,000 or more ($100 under a group or retirement plan) payable to the Global High Income Fund. Shareowners may purchase additional shares at any time in minimum amounts of $25.

Shareowners may redeem shares on any business day by several methods:

Written request

Write: Sextant Mutual Funds
Box N
Bellingham, WA 98227-0596

Or Fax: 360/734-0755

Telephone request

Call: 888/732-6262 or 360/734-9900

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income, qualified dividend income, or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Investment Objectives

The Growth Fund seeks long-term capital growth.

The International Fund seeks long-term capital growth.

The Core Fund seeks long-term appreciation and capital preservation.

The Short-Term Bond Fund seeks capital preservation and current income.

The Bond Income Fund seeks current income.

The Global High Income Fund seeks high income, with a secondary objective of capital preservation.

There can be no guarantee that the investment objectives of a Fund will be realized.

Investment Strategies

The Sextant Funds provide basic elements to build a low-expense, balanced investment program. The Growth Fund and International Fund invest primarily in stocks, the Short-Term Bond Fund and Bond Income Fund invest in bonds, and the Core Fund and Global High Income Fund invest in both stocks and bonds. All Sextant Funds seek tax-efficiency for their shareowners and reduced trading expenses through low portfolio turnover.

Sextant Funds stock investments emphasize a value approach to investing. The adviser looks for securities it believes offer favorable possibilities for capital appreciation over the next one to four years. In selecting equities, the adviser considers factors such as growth in revenues and earnings, relative price to earnings and price to book value ratios, industry position and outlook, and its assessment of management.

Sextant Funds bond investments include:

  Corporate bonds, meaning marketable bonds payable in U.S. dollars, rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A, or Baa) or by Standard & Poor's Corporation (AAA, AA, A or BBB); except Global High Income Fund which may invest in higher yielding, lower rated bonds;
  Government securities;
  High quality commercial paper; and
  Bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion.

Sextant Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds' principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. Temporary defensive positions that are inconsistent with a Fund's principal investment strategies may protect principal in adverse market conditions, but could reduce returns if security prices are increasing. Taking a temporary defensive position may keep a Fund from attaining its investment objective.

Growth Fund

The Growth Fund invests in a diversified portfolio of U.S. common stocks. It may invest in securities of smaller or newer companies as well as well-seasoned companies of any size.

International Fund

The International Fund invests in a diversified portfolio of foreign equities, including American Depository Receipts for foreign stocks. The Fund diversifies its investments geographically and by type of securities based on the adviser's evaluation of economic, market, and political trends outside the U.S. The Fund ordinarily invests in securities of companies representing at least three countries outside the U.S.

Core Fund

The Core Fund invests in a mix of common stocks and other equity securities, plus bonds and other debt securities including short-term (money market) instruments. Under normal circumstances, the Core Fund invests approximately 40% of its assets in equities of U.S. companies, 20% in foreign equities including American Depository Receipts, 25% in investment-grade debt securities (those rated BBB or higher, including U.S. Government and convertible bonds) with maturities of three years or longer, and 15% in short-term debt securities including money market instruments and cash.

Short-Term Bond Fund

The Short-Term Bond Fund invests at least 80% of its assets in short-term bond securities, under normal circumstances. Its dollar-weighted average effective maturity (the sum of the market value of each bond multiplied by its number of years to anticipated maturity, divided by the portfolio's total market value) normally does not exceed three years. Because of the short maturities, it has limited credit risk and interest rate risk.

Bond Income Fund

The Bond Income Fund invests at least 80% of its assets in bond securities generating current income, under normal circumstances. Its dollar-weighted average effective maturity normally exceeds 10 years. Because of its longer average portfolio maturity, the Bond Income Fund may decline substantially should interest rates increase. It also has greater credit risk than the Short-Term Bond Fund.

Global High Income Fund

The Global High Income Fund invests at least 80% of its assets in a globally diversified portfolio of income-producing debt and equity securities, including preferred stocks and depositary receipts. It applies a consistent, value-oriented approach to security selection, basing investment decisions on current income and expected total return, adjusted for risk. It adjusts allocations to individual securities to manage the portfolio's fundamental risks, such as industry, country, currency, inflation, interest rate, liquidity, and credit cycle risks. In addition, the Fund will attempt to capitalize on periodic stress in leveraged credit markets, which may result in more volatile current income in exchange for more attractive long-term, risk adjusted total return consistent with its investment objective.

Under normal circumstances, the Fund invests its assets as follows:

  No more than 50% in common stocks
  No more than 50% in securities of U.S. issuers
  No more than 50% in bonds rated A- or higher
  No more than 33% in securities of emerging market issuers
  No hedges, credit default swaps, or other transactions involving leverage or borrowings

Risks

Investing in securities entails both market risks and risk of price variation in individual securities. By diversifying its investments, each Fund reduces the risk of owning only a few securities.

Growth and Core Funds

Smaller companies involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies.

Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met.

International, Core, and Global High Income Funds

Investing in foreign securities or instruments involves risks not typically associated with investing in U.S. securities. These include fluctuations in exchange rates of foreign currencies; less public information with respect to issuers of securities; less favorable trading practices and less governmental supervision of exchanges, issuers, brokers; and a lack of uniform accounting, auditing, and financial reporting standards. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. There is also a risk of adverse political, social or diplomatic developments that could affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries.

Core Fund

The Core Fund has the risks of growth stocks, foreign securities, credit, and interest rates — but these risks are mitigated by spreading its investments in both stocks and bonds, and by favoring income-producing securities and those of larger, more seasoned companies.

Short-Term Bond, Bond Income, Global High Income, and Core Funds

Bonds entail credit risk, because the issuers of the bonds and other debt securities held by a Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest and principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the debt, leading to greater volatility in the price of the security. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

Interest rate fluctuations affect bond prices and a Fund's net asset value, but not the income received by the Fund from its portfolio securities. Because prices and yields on debt securities vary over time, a Fund's yield also varies. Bonds with embedded callable options also contain an element of prepayment risk. When interest rates decline, issuers can retire their debt and reissue bonds at a lower interest rate. This hurts investors because yields available for reinvestment will have declined and upward price mobility on callable bonds is generally limited by the call price.

Global High Income Fund

Issuers of high yield securities are generally not as strong financially as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest, principal, and dividend payments as expected. The prices of high yield securities generally fluctuate more than those of higher quality. High yield securities are generally more illiquid (harder to sell) and harder to value.

Investment Information

Shareowners receive a financial report showing the investment returns, portfolios, income, and expenses of each Fund every six months. The audited financial statements of each Fund for the year ended November 30, 2011, included in the Funds' Annual Report, is available upon request. Investors may obtain current share prices daily by calling 888/732-6262, on electronic quotation systems (symbols: SSGFX, SSIFX, SCORX, STBFX, SBIFX, SGHIX), and at www.sextantfunds.com. This prospectus, financial reports, performance information, month-end portfolio holdings, proxy voting records, and other useful information are also available without charge at www.sextantfunds.com. Portfolio holdings are provided each month-end online (see the Statement of Additional Information for a description of portfolio disclosure policies).

A description of Fund policies and procedures with respect to the disclosures of Fund portfolio securities is available in the Statement of Additional Information and on the website.

Investment Adviser

Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225, is the Funds' Investment Adviser and Administrator. Founded in 1989, Saturna Capital Corporation has approximately $4 billion in assets under management. It is also the adviser to Amana Mutual Funds Trust and to separately managed accounts.

Mr. Nicholas Kaiser, MBA, CFA, is chairman, director, and controlling shareowner of Saturna Capital Corporation. As Saturna's chief investment officer, he oversees Saturna's portfolio management and investment analyst staff worldwide. He has been the manager of the Growth Fund since 1989 and the International Fund since 1995.

Mr. Phelps McIlvaine has been a vice president and director of Saturna Capital since 1994 and manager of Bond Income and Short-Term Bond Funds since 1995. Mr. McIlvaine also manages Idaho Tax-Exempt Fund, another series of the Trust.

Mr. J. Peter Nielsen, MBA, CFA, joined Saturna Capital in 2007 and was appointed portfolio manager for the Core Fund in 2008. From 2006 to 2007, he was an associate portfolio manager at BC Investment Management Corporation.

Mr. Bryce Fegley, CFA, joined Saturna Capital in 2001 and was appointed co-portfolio manager for the Global High Income Fund in 2012. From 2001 to 2009, he was Brokerage Operations Manager for Saturna Brokerage Services. From 2009 to 2012 he was President of Saturna Sdn. Bhd., a wholly-owned Malaysian subsidiary of Saturna Capital.

Mr. John Scott, CFA, joined Saturna Capital in 2009 and was appointed co-manager of the Global High Income Fund in 2012. From 2009 to 2012, he was an investment analyst for Saturna Capital. Prior to that, he was a financial advisor for Morgan Stanley Smith Barney from 2003 to 2009.

See the Statement of Additional Information for a discussion of their compensation, other accounts managed and ownership of the Sextant Funds. Portfolio managers may maintain substantial positions in the Saturna mutual funds, and do not trade securities for their own accounts.

Advisory Fee

Each of the Sextant Funds pays the adviser an Advisory and Administrative Services Fee (the "Base Fee"). The Base Fee covers certain administrative services such as portfolio accounting, shareowner and financial reporting, shareowner servicing and transfer agency services. The Base Fee is also compensation for portfolio management, advice and recommendations on securities to be purchased, held or sold. The Base Fee is computed at the annual rate of 0.60% of average daily net assets of each Fund, and is paid monthly. The Base Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to its Morningstar-specified benchmark.

Performance adjustment for Growth Fund, International Fund and Core Fund:

  For each month in which any of these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified benchmark for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% based on the Fund's average net assets over the performance period (one year).
  If the outperformance or underperformance is 2% or more but less than 4%, then the adjustment is at the annual rate of .20%.
  If the outperformance or underperformance is 4% or more, the adjustment is at an annual rate of .30%.

Performance adjustment for Bond Income Fund, Short-Term Bond Fund, and Global High Income Fund:

  For each month in which any of these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified benchmark for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% based on the Fund's average net assets over the performance period (one year).
  If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of .20%.

The Sextant Funds are assigned by Morningstar into appropriate categories, which are the benchmarks used for the computation:

Sextant Growth	Large Growth
Sextant International	Foreign Large Blend
Sextant Core	Moderate-Allocation Domestic Hybrid
Sextant Short-Term Bond	Short-Term Bond
Sextant Bond Income	Intermediate-Term Bond
Sextant Global High Income	TBD by Morningstar

For the fiscal year ended November 30, 2011, the aggregate advisory fee paid (after performance adjustments and fee waivers) was 0.86%, 0.52%, 0.45%, 0.01%, and 0.22% of average net assets for Growth, International, Core, Short-Term Bond, and Bond Income Funds, respectively.

A discussion regarding the basis for the Board of Trustees renewing the advisory contracts is available in the Funds' Annual Report published every January.

Capital Stock

Each Fund of Saturna Investment Trust is divided into shares of beneficial interest. The shares of each separate Fund of the Trust have equal voting rights. On issues relating solely to a single Fund, only the shareowners of that Fund are entitled to vote. All shares are fully paid, non-assessable, transferable, and with rights of redemption, and are not subject to preemptive rights. The Trust is not required to hold annual shareowner meetings. However, special meetings may be called for such purposes as electing or removing Trustees, changing fundamental policies, or voting on approval of an advisory contract. All dividends and distributions for each Fund shall be distributed to shareowners in proportion to the number of shares owned.

The Trust is organized as a "series" investment company. Each Fund is a separate economic entity with separate assets and liabilities and separate income streams. The shareowners of each separate Fund may look only to that Fund for income, capital gain or loss, redemption, liquidation, or termination. Each Fund has separate arrangements with the adviser. Assets of each Fund are segregated. The creditors and shareowners of each Fund are limited to the assets of that Fund for recovery of charges, expenses and liabilities.

Pricing of Fund Shares

Each Fund computes its price per share each business day by dividing the value of all of its securities and other assets, less liabilities, by the number of shares outstanding. The Funds compute their daily prices as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time). The Funds' shares are not priced on the days when the New York Stock Exchange is closed (generally weekends and national holidays).

The price applicable to purchases or redemptions of shares of each Fund is the price next computed after receipt of a purchase or redemption request in proper order.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using a matrix. This technique considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity and general market conditions. Fixed-income debt instruments, such as commercial paper, bankers' acceptances and U.S. Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use independent pricing services for valuation of their non-U.S. securities.

Foreign securities owned by the Funds may trade on weekends or other days when the Funds do not price their shares. As a result, a Fund's net asset value may change on days when you will not be able to purchase or redeem that Fund's shares.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees. Fair value pricing may result in a value that is different from a security's most recent closing price and prices used by other mutual funds to calculate their net asset values.

Purchase and Sale of Fund Shares

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, street address, date of birth, and other information that will allow us to identify you. For most accounts, we will ask for a photocopy of your driver's license or other identifying documents.

You may open an account and purchase shares by sending a completed application, a photocopy of a government issued identity document, and a check for $1,000 or more ($100 under a group or retirement plan) payable to the Fund of your choice. The Funds do not accept initial orders unaccompanied by payment nor by telephone. The price applicable to purchases and redemptions of Fund shares is the price next computed after receipt of a purchase or redemption request in proper order by the Fund's transfer agent (Saturna Capital). There are no sales charges or loads. The Funds may reject purchases for any reason, including excessive trading or anti-money laundering regulations which limit acceptance of third-party checks and money orders.

Shareowners may purchase additional shares at any time in minimum amounts of $25. Once an account is open, purchases can be made by check, by electronic funds transfer, or by wire. After authorization, you may enter purchase orders online at www.sextantfunds.com.

Shareowners may authorize the use of electronic funds transfer ("EFT") to purchase or redeem shares by completing the appropriate section of the application. The authorization must be received at least two weeks before EFT can be used. To use EFT to purchase or redeem shares, simply call Saturna Capital. Investors also may wire money to purchase shares, though the wiring bank typically charges a fee for this service. Be sure Saturna Capital is notified when you are wiring money.

Each time shares are purchased or redeemed, a confirmation is mailed and/or emailed to you showing the details of the transaction. Share balances are computed in full and fractional shares, expressed to three decimal places.

Neither the Funds, nor Saturna Capital, will be responsible or liable for any transaction for which it did not receive instructions or payment in good order.

The Funds offer several optional plans and services, including free Individual Retirement Accounts. Other free services offered by the Funds include an automatic investment plan, a systematic withdrawal plan, online access to account information, Health Savings Accounts, Education Savings Accounts, and the right to exchange your shares without charge for any other no-load mutual fund for which Saturna Capital is the investment adviser. Free materials describing these plans and applications may be obtained by visiting www.saturna.com or by calling toll free 800/SATURNA.

Shareowners may redeem all or part of their investment on any business day of the Funds. The Funds pay redemption proceeds in U.S. dollars, and the amount per share you receive is the price next determined after receipt of a redemption request in proper order. The amount paid depends on the value of the investments of that Fund at that day and may be more or less than the investment cost of the shares redeemed.

The Funds normally pay proceeds of redemptions within three days after proper instruction is received. To allow time for the clearing of funds used to purchase shares being redeemed, payment for redeemed shares may be restricted for up to 14 calendar days.

There are several methods you may choose to redeem shares:

Written request

Write: Sextant Mutual Funds
Box N
Bellingham, WA 98227-0596

Or Fax: 360/734-0755

You may redeem shares by a written request and choose one of the following options for the proceeds:

  Redemption check (no minimum).
  Federal funds wire ($5,000 minimum). A wire fee of $25 will be charged to your account ($35 for international wires). International wires may require additional information such as payee description and the purpose of the wire.

Note: signatures on written requests, such as payments directed to a third party, may need to be guaranteed by a national bank, trust company, or by a member of a national securities exchange.

Prevailing rates apply to expedited courier service for redemption checks. Delivery times cannot be guaranteed by the Funds.

Telephone request

Call: 888/732-6262 or 360/734-9900

Unless notified in advance that you do not want this privilege, you may redeem shares by a telephone request and choose one of the following options for the proceeds:

  Redemption check (no minimum) sent to registered owner(s) at the account address of record. Note: Redemption checks sent to other than registered owners may require a written request with a signature guarantee.
  EFT transfer ($100 minimum) with proceeds transferred to your bank account as designated by the EFT authorization on your application. The transfer agent must receive the EFT authorization at least two weeks before EFT transfer can be used.
  Exchange (in at least the minimum initial amount established by the Fund being purchased) for shares of any other Fund for which Saturna Capital is adviser. If the exchange is your initial investment into this Fund, the new account will automatically have the same registration as your original account.

For telephone requests, the Funds will endeavor to confirm that instructions are genuine and may be liable for losses if they do not. The caller must provide:

  the name of the person making the request,
  the name and address of the registered owner(s),
  the account number,
  the amount to be redeemed, and
  the method for payment of the proceeds.

As the transfer agent, Saturna may also require a form of personal identification. Neither Saturna nor the Funds will be responsible for the results of transactions they reasonably believe genuine.

The Sextant Funds reserve the right to modify the conditions of purchases, redemptions, and services at any time; the Funds may also restrain any account and suspend account services when: it believes that there may exist a dispute between the registered or beneficial account owners; it believes that a transaction may be fraudulent; in cases of abusive or threatening conduct or suspected illegal activity; or if a Fund is unable to verify the identity of the person(s) or entity opening an account or requesting a transaction.

Distributions

Each Fund intends to distribute its net investment income and net realized capital gains, if any, to its shareowners. Distributions from capital gains (which may be taxable at different rates depending on the length of time a Fund holds its assets) are paid at the end of November. Growth Fund, International Fund, Core Fund and Global High Income Fund pay income dividends at the end of November. Short-Term Bond and Bond Income Funds pay income dividends daily, which are reinvested or distributed monthly. As a result of their investment strategies, Short-Term Bond and Bond Income Funds expect that their dividends will consist primarily of ordinary income.

Both dividends and capital gains distributions are automatically reinvested in additional full and fractional shares of the Fund owned. At your option, you may receive dividends or capital gain distributions in cash. You are notified of each dividend and capital gains distribution when paid. Returned dividend payments will be automatically reinvested into your account and invested in additional shares of the Fund; future dividends in such accounts will continue to be reinvested until the shareowner is located or the account is closed.

Frequent Trading Policy

The Funds are intended for long-term investment and do not permit rapid trading. The Fund's Board of Trustees has adopted a frequent trading policy that attempts to identify and limit rapid trading. Rapid trading may lead to higher portfolio turnover, which may negatively affect performance or increase costs, thereby adversely affecting other shareowners.

To the extent reasonably practicable, the Funds monitor trading in Fund shares in an effort to identify trading patterns that appear to indicate frequent purchases and redemptions that might violate the frequent trading policy. If the Funds, the transfer agent, or a Fund's manager, based on information available to it, believes that it has identified a pattern of such trading (whether directly through the Fund, indirectly through an intermediary, or otherwise), it may, in its sole discretion, temporarily or permanently bar future purchases of shares of the Fund (or any other fund managed by the adviser) by the account holder, or any accounts under common control (such as those advised by an investment manager or any other type of adviser or asset allocator).

In making such a judgment, factors considered may include the size of the trades, the frequency and pattern of trades, the methods used to communicate orders, and other factors considered relevant.

Although this process involves judgments that are inherently subjective, the Funds seek to make decisions that are consistent with the interests of the Funds' shareowners. The Funds reserve the right to refuse or revoke any transaction for any reason the Fund, the transfer agent, or a Fund's manager believes to be contrary to the frequent trading policy.

The Funds often receive orders through financial intermediaries who trade Fund shares through omnibus accounts (i.e., a single account in which the transactions of individual shareowners are combined). When possible, the Funds obtain contractual agreements with intermediaries to enforce the Funds' policies, and rely on the intermediaries to have reasonable procedures in place to detect and prevent market timing of Fund shares. The Funds cannot always identify all intermediaries, or detect or prevent trading that violates the frequent trading policy through intermediaries and omnibus accounts. Some intermediaries trade shares of several funds and cannot always enforce the Funds' policies.

If you purchase shares through an intermediary, the Funds may not have your account information. If so, you must contact your intermediary to request Fund transactions. Investors should be aware that intermediaries might have policies different than the Funds' policies regarding trading and redemptions, and these may be in addition to or in place of the Funds' policies. For more information about these restrictions and policies, please contact your broker, retirement plan administrator, or other intermediary.

Tax Consequences

Dividends may be subject to various income taxes, whether they are paid in cash or reinvested in additional Fund shares, depending on the type of distribution, the type of your account, and your city, state, and country of tax residence. Income dividends paid by the Growth and International Funds, and part of the income dividends paid by the Core Fund and Global High Income Fund, will normally be eligible for the lower "qualified income dividend" tax rates.

Any redemption by shareowners, including exchanges, constitutes a sale for federal income tax purposes, and investors may realize a capital gain or loss on the redemption.

At the end of each calendar quarter, shareowners receive a quarterly statement, which should be retained for tax accounting. Saturna Capital keeps each account's entire investment transaction history, and helps shareowners maintain the tax records needed to determine reportable capital gains and losses as well as dividend income.

Each February, the transfer agent reports to each shareowner (consolidated by taxpayer ID) and to the IRS the amount of each redemption transaction and the amount of dividends and capital gains distributions. Dividend amounts represent the proportionate share the shareowner is to report on a tax return for the year. Capital gains may be taxed at different rates, depending on the length of time the Fund held its investments. Fund dividends and capital gain distributions, whether paid in cash or invested in additional shares of the Fund, may be subject to federal, state and local income taxes.

For redemptions of fund shares that were originally purchased in a taxable account on or after January 1, 2012, tax regulations require that we report cost basis information to you and the Internal Revenue Service on Form 1099-B. This information is reported using a cost basis method selected by you or, in the event no cost basis method was selected, our default method (FIFO — First In, First Out). Please note that the cost basis information reported to you may not always be the same as what you report on your tax return as different rules may apply. You should save your transaction records to make sure the information reported on your tax return is accurate.

To avoid being subject to federal backup withholding tax on dividends and distributions, you must furnish your correct Social Security or Tax Identification Number.

Shareowners who are not U.S. taxpayers may be subject to a foreign withholding tax under tax treaty provisions applicable to foreign investors. Capital gain distributions paid by the Funds are not subject to foreign withholding.

Distribution Arrangements

The Funds have adopted distribution plans under Rule 12b-1 that allow each Fund to pay distribution and other fees for the sale of shares and services provided to shareowners. Under the plan, each Fund pays 0.25% annually of its average daily net assets to the distributor, Saturna Brokerage Services, Inc., a wholly-owned subsidiary of Saturna Capital, the Funds' investment adviser. Because these fees are paid out of a Fund's net assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shares may be purchased and sold through intermediaries, such as broker-dealers and retirement plan administrators, having agreements with the Funds. These intermediaries may charge investors, and/or require the adviser/distributor to the Funds to share revenues, for their services. Any such payments are in addition to any distribution and service fees paid out of the Funds' 12b-1 plan and could be characterized as "revenue sharing." An intermediary's receipt or expectation of receipt could influence an intermediary's recommendation of the Funds. You should review your intermediary's compensation practices for that information. For more information, see the Funds' Statement of Additional Information.

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Financial Highlights

The tables on the following pages can help you understand each Fund's financial performance. The top section of each table reflects financial results for a single Fund share. The total returns represent the rate that an investor earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions and without regard to income taxes. Tait, Weller & Baker LLP, the independent registered public accounting firm for the Funds, audited this information. Their report and each Fund's financial statements are in the Funds' annual report (available free upon request from the Funds at www.sextantfunds.com or by calling 800/ SATURNA).

Sextant Growth Fund (SSGFX)

Financial Highlights	For year ended November 30,
Selected data per share of outstanding capital stock throughout each year:	2011	2010	2009	2008	2007
Net asset value at beginning of year	$17.70	$16.00	$13.45	$19.99	$18.66
Income from investment operations
Net investment income (loss)	0.11	0.05	(0.04)	0.04	0.01
Net gains (losses) on securities (both realized and unrealized)	0.43	1.70	2.59	(6.55)	1.80
Total from investment operations	0.54	1.75	2.55	(6.51)	1.81
Less distributions
Dividends (from net investment income)	(0.09)	(0.05)	(0.00)¹	(0.03)	(0.01)
Distributions (from capital gains)	(0.01)	-	-	(0.00)¹	(0.47)
Total distributions	(0.10)	(0.05)	(0.00)¹	(0.03)	(0.48)
Paid-in capital from early redemption fees	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹

Net asset value at end of year	$18.14	$17.70	$16.00	$13.45	$19.99

Total return	3.07%	10.93%	18.98%	(32.58)%	9.74%

Ratios / supplemental data
Net assets ($000), end of year	$22,868	$24,205	$21,534	$12,157	$15,996
Ratio of expenses to average net assets
Before custodian fee credits	0.84%	1.01%	1.34%	1.25%	1.32%
After custodian fee credits	0.84%	1.00%	1.34%	1.24%	1.30%
Ratio of net investment income (loss) after custodian fee credits to average net assets	0.57%	0.30%	(0.25)%	0.20%	0.09%
Portfolio turnover rate	15%	16%	7%	2%	3%
¹ Amount is less than $0.01

Sextant International Fund (SSIFX)

Financial Highlights	For year ended November 30,
Selected data per share of outstanding capital stock throughout each year:	2011	2010	2009	2008	2007
Net asset value at beginning of year	$15.03	$14.03	$11.32	$16.11	$13.56
Income from investment operations
Net investment income	0.12	0.06	0.02	0.03	0.04
Net gains (losses) on securities (both realized and unrealized)	(0.63)	1.12	2.72	(4.79)	2.93
Total from investment operations	(0.51)	1.18	2.74	(4.76)	2.97
Less distributions
Dividends (from net investment income)	(0.12)	(0.06)	(0.03)	(0.03)	(0.03)
Distributions (from capital gains)	-	(0.12)	-	-	(0.39)
Total distributions	(0.12)	(0.18)	(0.03)	(0.03)	(0.42)
Paid-in capital from early redemption fees	0.01	0.00¹	0.00¹	0.00¹	0.00¹

Net asset value at end of year	$14.41	$15.03	$14.03	$11.32	$16.11

Total return	(3.31)%	8.43%	24.22%	(29.56)%	21.90%

Ratios / supplemental data
Net assets ($000), end of year	$165,126	$150,788	$95,885	$21,497	$13,854
Ratio of expenses to average net assets
Before custodian fee credits	0.88%	1.03%	1.14%	1.43%	1.50%
After custodian fee credits	0.88%	1.03%	1.13%	1.42%	1.47%
Ratio of net investment income after custodian fee credits to average net assets	0.81%	0.51%	0.27%	0.40%	0.30%
Portfolio turnover rate	7%	2%	2%	10%	8%
¹Amount is less than $0.01

Sextant Core Fund (SCORX)

Financial Highlights	For year ended November 30,				Period ended
Selected data per share of outstanding capital stock throughout each year:	2011	2010	2009	2008	Nov. 30, 2007¹
Net asset value at beginning of year	$10.06	$9.58	$7.97	$10.67	$10.00
Income from investment operations
Net investment income	0.15	0.16	0.13	0.19	0.12
Net gain (loss) on securities (both realized and unrealized)	0.29	0.48	1.61	(2.70)	0.69
Total from investment operations	0.44	0.64	1.74	(2.51)	0.81
Less distributions
Dividends (from net investment income)	(0.15)	(0.16)	(0.13)	(0.19)	(0.12)
Distribution in excess (from net investment income)	-	-	-	-	(0.02)
Return of capital	-	-	-	0.00²	-
Total distributions	(0.15)	(0.16)	(0.13)	(0.19)	(0.14)
Paid-in capital from early redemption fees	0.00²	0.00²	-	-	0.00²

Net asset value at end of year	$10.35	$10.06	$9.58	$7.97	$10.67

Total return	4.42%	6.67%	21.81%	(23.52)%	8.12%³

Ratios / supplemental data
Net assets ($000), end of year	$5,802	$5,228	$4,171	$3,082	$3,907
Ratio of expenses to average net assets
Before custodian fee credits	1.14%	1.21%	1.78%	1.54%	1.35%[4]
After custodian fee credits	1.13%	1.21%	1.78%	1.53%	1.21%[4]
Ratio of net investment income after custodian fee credits to average net assets	1.56%	1.74%	1.57%	1.89%	2.08%[4]
Portfolio turnover rate	13%	13%	40%	16%	7%³
¹ Fund commenced operations March 30, 2007 ² Amount is less than $0.01 ³ Since inception March 30, 2007; not annualized [4]Annualized

Sextant Short-Term Bond Fund (STBFX)

Financial Highlights	For year ended November 30,
Selected data per share of outstanding capital stock throughout each year:	2011	2010	2009	2008	2007
Net asset value at beginning of year	$5.12	$5.10	$4.84	$4.99	$4.90
Income from investment operations
Net investment income	0.09	0.12	0.16	0.18	0.17
Net gain (loss) on securities (both realized and unrealized)	(0.02)	0.02	0.26	(0.15)	0.09
Total from investment operations	0.07	0.14	0.42	0.03	0.26
Less distributions
Dividends (from net investment income)	(0.09)	(0.12)	(0.16)	(0.18)	(0.17)
Total distributions	(0.09)	(0.12)	(0.16)	(0.18)	(0.17)
Paid-in capital from early redemption fees	0.00¹	0.00¹	0.00¹	0.00¹	0.00¹

Net asset value at end of year	$5.10	$5.12	$5.10	$4.84	$4.99

Total return	1.42%	2.87%	8.87%	0.66%	5.51%

Ratios / supplemental data
Net assets ($000), end of year	$6,086	$5,136	$4,070	$3,024	$2,995
Ratio of expenses to average net assets
Before fee waivers and custodian fee credits	1.33%	1.34%	1.49%	1.60%	1.58%
After fee waivers	0.75%	0.76%	0.76%	0.77%	0.82%
After fee waivers and custodian fee credits	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income after fee waivers and custodian fee credits to average net assets	1.79%	2.42%	3.26%	3.70%	3.54%
Portfolio turnover rate	14%	27%	28%	22%	28%
¹Amount is less than $0.01

Sextant Bond Income Fund (SBIFX)

Financial Highlights	For year ended November 30,
Selected data per share of outstanding capital stock throughout each year:	2011	2010	2009	2008	2007
Net asset value at beginning of year	$5.03	$4.96	$4.46	$4.91	$4.92
Income from investment operations
Net investment income	0.18	0.19	0.21	0.22	0.22
Net gain (loss) on securities (both realized and unrealized)	0.16	0.07	0.50	(0.45)	(0.01)
Total from investment operations	0.34	0.26	0.71	(0.23)	0.21
Less distributions
Dividends (from net investment income)	(0.18)	(0.19)	(0.21)	(0.22)	(0.22)
Total distributions	(0.18)	(0.19)	(0.21)	(0.22)	(0.22)
Paid-in capital from early redemption fees	0.00¹	0.00¹	-	0.00¹	0.00¹

Net asset value at end of year	$5.19	$5.03	$4.96	$4.46	$4.91

Total return	6.95%	5.43%	16.33%	(4.80)%	4.53%

Ratios / supplemental data
Net assets ($000), end of year	$6,786	$5,418	$3,951	$3,306	$3,412
Ratio of expenses to average net assets
Before fee waivers and custodian fee credits	1.26%	1.24%	1.70%	1.45%	1.38%
After fee waivers	0.91%	0.91%	0.90%	0.91%	0.94%
After fee waivers and custodian fee credits	0.90%	0.90%	0.89%	0.91%	0.90%
Ratio of net investment income after fee waivers and custodian fee credits to average net assets	3.56%	3.89%	4.46%	4.68%	4.64%
Portfolio turnover rate	14%	10%	38%	9%	22%
¹Amount is less than $0.01

Sextant Global High Income Fund (SGHIX)

Information for the Global high Income Fund, which began operations March 30, 2012 (the date of this Prospectus), is not yet available.

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Additional information about each Fund's investments is available in the Funds' annual and semi-annual shareowner reports. The Funds' annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. The Statement of Additional Information contains additional information and is incorporated in this Prospectus by reference. To request a free copy of the Statement of Additional Information, any reports or other information associated with the Sextant Funds, and to make shareowner inquiries, please contact us at:

Saturna Investment Trust — Sextant Mutual Funds
1300 N. State St., Bellingham, WA 98225
800/SATURNA [800-728-8762]
www.sextantfunds.com

The Statement of Additional Information, the Annual and Semi-Annual Reports, this Prospectus and other documents are available to download from our website, www.sextantfunds.com and/or from your financial intermediary.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington DC (call 202-551-8090 for information). Reports and other information about the Funds are also available on the SEC's EDGAR database (www.sec.gov) and copies may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington DC 20549-1520 or sending email to publicinfo@sec.gov.

The Sextant Funds are series of Saturna Investment Trust.

(logo omitted)
Saturna Capital
1300 N. State Street
Bellingham, WA 98225
800/SATURNA
www.saturna.com

Saturna Investment Trust's Investment Company Act file number is 811-05071.

SATURNA INVESTMENT TRUST

1300 N. State Street
Bellingham, Washington 98225

360/734-9900
800/SATURNA

Sextant Mutual Funds

Statement of Additional Information

Growth	International	Core	Short-Term Bond	Bond Income	Global High Income
SSGFX	SSIFX	SCORX	STBFX	SBIFX	SGHIX

March 30, 2012
Revised April 30, 2012

The Growth Fund, International Fund, Core Fund, Short-Term Bond Fund, Sextant Bond Income Fund, and Global High Income Fund (each a "Fund" and, collectively, the "Funds") are series of Saturna Investment Trust (the ("Trust").

This Statement of Additional Information is neither a Prospectus nor a Summary Prospectus. It merely furnishes additional information concerning the Growth Fund, International Fund, Core Fund, Short-Term Bond Fund, Bond Income Fund, and Global High Income Fund that is not included in the Prospectus or Summary Prospectuses. It should be read in conjunction with the Prospectus or Summary Prospectuses.

The Trust's Annual Report to shareowners for the Funds dated November 30, 2011, accompanying notes and Report of Independent Registered Public Accounting Firm appearing in the Annual Report are incorporated by reference and made a part of this Statement of Additional Information.

You may obtain a Prospectus or Summary Prospectuses dated March 30, 2012, and shareowner Annual and Semi-Annual Reports without charge by writing to the address shown above, calling toll-free to 800/728-8762, and at www.sextantfunds.com.

History of the Funds

Saturna Investment Trust (the "Trust") is a business trust formed pursuant to RCW 23.90 of the laws of the State of Washington to operate as an open-end management company. When formed on February 20, 1987, the name was Northwest Investors Tax-Exempt Business Trust. The Trust's name was changed to Northwest Investors Trust on October 12, 1990. In connection with the formation of the Sextant Funds, the Trust's name was changed to Saturna Investment Trust on September 28, 1995.

The Trust has seven separate Funds, six of which are offered as the Sextant Funds through a single Prospectus (or separate Summary Prospectuses for each Fund) and this Statement of Additional Information:

  Sextant Growth Fund (commenced operation as an equity fund December 30, 1990, known as Northwest Growth Fund until September 28, 1995, when the investment objective of only Northwest stocks was changed),
  Sextant International Fund (commenced operation September 28, 1995),
  Sextant Core Fund (commenced operation March 30, 2007),
  Sextant Short-Term Bond Fund (commenced operation September 28, 1995),
  Sextant Bond Income Fund (commenced operation March 2, 1993, known as Washington Tax-Exempt Fund until September 28, 1995, when the investment objective of only Washington State municipal bonds was changed), and
  Sextant Global High Income Fund (commenced operation March 30, 2012).

A seventh fund, Idaho Tax-Exempt Fund, is offered through a separate Prospectus (or Summary Prospectus) and Statement of Additional Information.

Fund Descriptions, Investments and Risks

Classification
Saturna Investment Trust is "technically" known as an "open-end diversified management investment company." It is a "series trust" that presently offers six Sextant Funds to investors.

Investment Strategies
The Prospectus and Summary Prospectuses describe the principal investment strategies and risks of those strategies.

Sextant Growth Fund seeks long-term growth by investing primarily in common stocks. It may invest in securities convertible into common stocks and preferred stocks, and in other securities that are suited to the Fund's investment objectives. The Fund ordinarily does not invest in non-convertible debt securities.

The Growth Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size. Although the Fund invests principally in securities of U.S. issuers, it may invest up to 5% of its total assets (valued at the time of investment) in foreign equity securities traded in or outside the U.S.

Sextant International Fund invests at least 65% of its total assets (taken at market value at time of investment) in foreign securities (securities of non-U.S. issuers), primarily common stocks, and American Depositary Receipts.

The Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size. To reduce risk, the International Fund follows a value investment style and favors equities of larger, more seasoned companies.

The Fund diversifies its investments among several countries, ordinarily investing in securities of at least three countries outside the U.S. The Fund varies its investments geographically and by type of securities in which it invests based on the adviser's evaluation of economic, market, and political trends outside the United States. The adviser considers the relative political and economic stability of a company's countries of operation in evaluating the potential rewards and risks of an investment opportunity. The Fund may invest in securities traded in mature markets (generally, the countries belonging to the Organisation for Economic Co-operation and Development), in less developed markets (for example, Mexico), and in emerging markets (for example, Peru).

The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes also affect the Fund's income. Generally, when a given currency appreciates against the dollar (that is, the dollar weakens) the value of the Fund's securities denominated in that currency rises. When a given currency depreciates against the dollar (that is, the dollar strengthens), the value of the Fund's securities denominated in that currency would be expected to decline.

2	Sextant Mutual Funds: Statement of Additional Information	March 30, 2012

Sextant Core Fund seeks long-term capital appreciation and capital preservation. The Fund invests in a mix of common stocks and other equity securities, plus bonds and other debt securities including short-term (money market) instruments. The stocks in the Core Fund are generally issues included in the Sextant Growth and International Funds. The Core Fund's bond issues are selected using the same investment parameters that apply to Bond Income and Short-Term Bond Funds. Under normal circumstances, the Core Fund invests approximately 40% of its assets in equities of U.S. companies, 20% in foreign equities, 25% in investment-grade debt securities (those rated BBB or higher, including government and convertible bonds) with maturities of three years or longer, and 15% in short-term debt securities including money market instruments and cash (see Bond investments below). To reduce risk, the Core Fund follows a value investment style, favoring income-producing securities and those of larger, more seasoned companies.

The Core Fund diversifies its foreign investments among several countries, ordinarily investing in securities of at least three countries outside the U.S. The Fund varies its investments geographically and by type of securities in which it invests based on the adviser's evaluation of economic, market, and political trends outside the United States. The adviser considers the relative political and economic stability of a company's countries of operation in evaluating the potential rewards and risks of an investment opportunity. The Fund primarily invests in securities traded in mature markets (generally, the countries of the Organisation for Economic Co-operation and Development). It does not concentrate in any particular industry.

The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes also affect the Fund's income. Generally, when a given currency appreciates against the dollar (that is, the dollar weakens) the value of the Fund's securities denominated in that currency rises. When a given currency depreciates against the dollar (that is, the dollar strengthens), the value of the Fund's securities denominated in that currency would be expected to decline.

Sextant Short-Term Bond Fund invests primarily in marketable short-term bond securities. Under normal circumstances, the Fund's dollar-weighted average effective maturity (the sum of the market value of each bond times its number of years to anticipated maturity, divided by the portfolio's total market value) does not exceed three years.

Sextant Bond Income Fund invests primarily in marketable long-term bond securities. As an operating policy that may be changed by the Board of Trustees, under normal circumstances the Fund maintains a dollar-weighted average effective maturity in excess of ten years.

Sextant Global High Income Fund utilizes a wide search for attractively valued high income securities, including:

  Foreign and domestic common and preferred stocks, including depository receipts
  Foreign and domestic corporate bonds, including convertible bonds
  Foreign and domestic government bonds

The Global High Income Fund diversifies its foreign investments among several countries, ordinarily investing in securities of at least three countries outside the U.S. The Fund varies its investments geographically and by type of securities in which it invests based on the adviser's evaluation of economic, market, and political trends. The adviser considers the relative political and economic stability of a company's countries of operation in evaluating the potential rewards and risks of an investment opportunity. The Fund may invest in securities traded in any market, but at least two-thirds of the Fund must be invested in companies headquartered or bonds issued in the developed countries belonging to the Organisation for Economic Co-operation and Development. Seeking the advantage of global diversification, no more than half of the Fund may be invested in securities of companies headquartered or bonds issued in the U.S.

The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes also affect the Fund's income. Generally, when a given currency appreciates against the dollar (that is, the dollar weakens) the value of the Fund's securities denominated in that currency rises. When a given currency depreciates against the dollar (that is, the dollar strengthens), the value of the Fund's securities denominated in that currency would be expected to decline.

To increase safety, no more than half of the Global High Income Fund may be invested in common stocks. Investments in preferred stocks and bonds issued by corporations and governments thus make up the majority of the Fund's investments (see Bond investments, below). In seeking high income, the Fund favors bonds of lower quality, but may have up to half of its investments in bonds rated A- or higher. Investors are cautioned that high yield stocks and bonds carry extra risks (see High yield securities below). The high yield stocks and bonds in the Fund are not often included in the other Sextant fund portfolios.

Bond investments
(Short-Term Bond, Bond Income, Core, Global High Income)

The "effective maturity" of a debt instrument is the weighted average period over which the adviser expects the principal to be paid. It differs from the stated maturity in that it estimates the effect of expected principal prepayments and call provisions. With respect to mortgage-backed securities such as GNMA securities, the effective maturity is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. With respect to obligations with call provisions, the effective maturity is typically the next call date on which the obligation reasonably may be expected to be called. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. During periods of rising interest rates, the effective maturity of mortgage backed securities and callable obligations may increase substantially because they become less likely to be prepaid, which may result in greater net asset value fluctuation.

March 30, 2012	Sextant Mutual Funds: Statement of Additional Information	3

Under normal circumstances, Short-Term Bond and Bond Income Funds invest at least 80% of their assets (net assets plus any borrowings for investment purposes, taken at market value at the time of investment) in "bonds," meaning:

  Marketable straight-debt securities of domestic issuers, and of foreign issuers payable in U.S. dollars, rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A, or Baa) or by Standard & Poor's Corporation ("S&P") (AAA, AA, A, or BBB);
  Government securities;
  Commercial paper rated Prime-1 by Moody's or A-1 by S&P at time of purchase, or, if unrated, issued or guaranteed by a corporation with any outstanding debt rated Aa or better by Moody's or AA or better by S&P; and
  Bank obligations, including repurchase agreements of banks, having total assets in excess of $1 billion.

These four Funds may also invest in other debt securities (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests, and privately placed debt securities). However, the Funds (except Global High Income Fund) may not invest in a security rated at time of purchase below the fourth highest grade assigned by Moody's (Baa) or S&P (BBB). Debt rated Baa or BBB is considered "medium grade," though still generally accepted as investment grade.

U.S. government securities include: (i) bills, notes, bonds and other debt securities, differing as to maturity and rates of interest, that are issued by and are direct obligations of the U.S. Treasury; and (ii) other securities that are issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. U.S. Government Securities are generally accepted as being among the safest debt securities with respect to the timely payment of principal and interest (but not any premium paid on their purchase), but generally bear a lower rate of interest than corporate debt securities. However, they are subject to market risk like other debt securities, and the securities' values fluctuate. The Funds may also invest in securities issued by foreign governments that meet the rating requirement of the Fund.

Among the government securities the Funds may purchase are those issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and other agencies. Securities such as these represent an interest in a pool of mortgages insured in whole or in part by other agencies or the U.S. Treasury, depending on the terms of the issue.

These "mortgage-backed" debt securities are entitled to interest and principal payments on mortgages in the pool as they are paid. During periods of declining interest rates there is an increased likelihood that these mortgages will be prepaid, resulting in a loss of the benefit of holding the instrument to full term, and loss of any premium the Fund may have paid to buy the security.

The Funds may also invest in floating rate instruments which provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features.

Medium grade (Baa or BBB) debt securities are obligations of issuers with less capacity to pay interest and repay principal than those rated more highly. Investment in these debt securities involves somewhat greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience more difficulty in servicing their principal and interest payment obligations.

Some issuers of debt securities choose not to have their securities rated by a rating service. A Fund may invest in unrated securities that in the adviser's opinion are comparable to securities having a rating suitable for investment by the Fund. In selecting investments, the adviser makes it own judgements and does not rely on rating agencies.

Risks

Growth stocks
(Growth, Core)

Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met.

Small companies
(Growth, Core, Global High Income)

Smaller companies involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies.

Foreign securities
(International, Core, Global High Income)
Investors should understand and carefully consider the risks involved in foreign investing. Investing in foreign securities or instruments involves risks and opportunities not typically associated with investing in U.S. securities. These include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; less public information with respect to issuers of securities; less governmental supervision of exchanges, issuers, and brokers; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform trading practices; less liquidity or greater price volatility in foreign markets; possible imposition of foreign taxes; or less advantageous legal, operational, and financial protections applicable to foreign custodial arrangements. Governments worldwide could affect investments by expropriation or confiscatory taxation, seizure or nationalization of bank deposits or other assets, establishment of exchange controls, adoption of anti-business restrictions, or adverse political, social or diplomatic developments.

The dividends and interest payable on foreign portfolio securities

4	Sextant Mutual Funds: Statement of Additional Information	March 30, 2012

may be subject to foreign withholding taxes, thereby reducing the net amount of income available for distribution to Fund shareowners. A shareowner otherwise subject to U.S. federal income taxes may, subject to various limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

Developing markets
(International, Global High Income)

The risks of small companies may be particularly applicable in smaller or emerging foreign markets. In addition to the risks of foreign investing, developing markets may have heightened risks due to a lack of established legal, political, business and social frameworks to support efficient securities markets.

Bond credit
(Core, Short-Term Bond, Bond Income, Global High Income)

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or in a security's credit rating may affect a security's value.

Interest rate
(Core, Short-Term Bond, Bond Income, Global High Income)

When interest rates rise, bond prices generally fall. The opposite is also generally true: bond prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes. Interest rates change based on longer-term economic expectations, primarily inflation. Interest rates are also based on perceptions, with higher rates normally prevailing in economies doing worse than their peers. When interest rates are abnormally low based on historical standards, the risk of bond prices falling should rates return to normal are increased.

High yield securities
(Global High Income)

High yield securities involve greater risk of a loss, or delays of interest, principal or dividend payments than higher quality securities. Issuers of lower rated or "high yield" securities are not as strong financially as those issuing higher quality securities. Companies with high dividends are generally more financially leveraged, and likely to be undergoing difficult and stressful conditions in their operations. Issuers of high yield securities are likely more vulnerable to changes in the relevant economy that could affect their ability to make payments of interest, principal or dividends as expected. The prices of high yield securities generally fluctuate more than those of higher credit quality, and often are more illiquid (harder to sell) and harder to value.

Fund Policies

The investment objectives of each Fund are described in the Prospectus and Summary Prospectuses and cannot be changed without approval by vote of a majority of the outstanding shares of that Fund.

Investment objectives and certain policies of each of the Funds may not be changed without the prior approval of the holders of the majority of the outstanding shares of the respective Fund. Objectives and policies which are considered fundamental and subject to change only by prior approval of the shareowners include: (1) the primary and any secondary investment objectives; (2) for the Bond Income and Short-Term Bond Funds, the 80% of assets minimum investment in bonds; (3) the classification of the Funds as an open-end management company and the sub-classification of each of the Funds as a diversified company; and (4) the policies listed under "Investment Restrictions."

Investment Restrictions

In addition to the restrictions stated in the Prospectus and Summary Prospectuses, the Funds shall not purchase securities on margin or sell securities short or purchase or write put or call options; purchase "restricted securities" (those which are subject to legal or contractual restrictions on resale or are otherwise not readily marketable); nor invest in oil, gas or other mineral exploration leases and programs. The Funds shall not make loans to others, except for (i) the purchase of debt securities, or (ii) the entering into of repurchase agreements. The Funds shall not invest in securities so as to not comply with Subchapter M of the Internal Revenue Code, in that generally at the close of each quarter of the tax year, at least 50% of the value of each Fund's total assets is represented by (i) cash and cash items, government securities, and securities of other regulated investment companies, and (ii) other securities. In addition, the Funds shall not purchase real estate; real estate limited partnerships (excepting master limited partnerships that are publicly traded on a national security exchange or NASDAQ's National Market System); commodities or commodity contracts; issue senior securities; provided, however, that a fund may borrow money for extraordinary or emergency purposes and then only if after such borrowing there is asset coverage of at least 300% for all such borrowings; nor act as a securities underwriter except that they may purchase securities directly from the issuer for investment purposes. Also, no Fund shall purchase or retain securities of any issuer if the officers or trustees of the Trust or its adviser own more than one-half of one percent of the securities of such issuer; invest in any company for the purpose of management or exercising control. No Fund shall invest in the securities of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization or by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission.

No Fund shall purchase securities of any issuer in excess of 5% of the Fund's total assets or purchase more than 10% of the outstanding voting securities of any issuer; or concentrate its investments in a single industry beyond 25% of the total value of the Fund; or invest more than 10% of its assets in the securities of issuers which together have a record of less than three years continuous operation. No Fund purchases securities if it has outstanding borrowings exceeding 5% of its net assets. No Fund's investments in warrants, valued at the lower of cost or market, shall exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired in units or attached to securities may be deemed to be without value. Notwithstanding the above, the Funds may purchase securities pursuant to the exercise of subscription rights, provided that such purchase does not result in the Funds' ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock

March 30, 2012	Sextant Mutual Funds: Statement of Additional Information	5

by means of subscription rights offerings to existing shareowners at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Funds' interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Funds may not always realize the full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Funds' portfolio securities with the result that the Funds would be forced to sell securities at a time when they might not otherwise have done so, or to forego exercising the rights.

Temporary Defensive Position
When the adviser considers a temporary defensive investment position advisable, any Sextant Fund may invest without limitation in high-quality corporate debt obligations or U.S. government obligations or hold cash or cash equivalents.

Portfolio Turnover
The Funds place no restrictions on portfolio turnover and the Funds will buy or sell investments according to the adviser's appraisal of the factors affecting the market and the economy. The adviser does not anticipate significant variation from the relatively low portfolio turnover rates experienced in the past.

Portfolio Information
The Funds publish their complete portfolio holdings online within 10 days after each month-end (www.sextantfunds.com). They publish annual and semi-annual reports containing portfolio holdings. They file periodic reports with the SEC containing portfolio holdings, which may be published online. They may provide individual investors, institutional investors, intermediaries that distribute the Fund's shares, third-party service providers, rating and ranking organizations, and affiliated persons of the Fund with month-end portfolio holdings. The Funds only disclose month-end portfolio holdings. No other disclosures are made. No person associated with the Funds receives compensation in connection with disclosures of portfolio information. Information about open trades, strategies, and investment programs is proprietary information of the adviser and kept confidential.

Proxy Voting Policies
The proxy voting guidelines below summarize Saturna Capital's positions on various issues of concern to investors, and give a general indication of how portfolio securities held in advisory accounts, such as the Funds, will be voted on proposals dealing with particular issues.

The proxy voting guidelines are just that — guidelines. The guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when the adviser may not vote in strict adherence to these guidelines. Regardless of these guidelines, the adviser will always attempt to vote consistent with specific investment objectives and policies of the Funds.

Saturna Capital's investment professionals, as part of their ongoing review and analysis of all portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders. Voting proxies is a responsibility of a Fund's portfolio manager.

These guidelines are reviewed and approved annually by the Trustees. The portfolio manager will refer all issues where there could be a conflict of interest (e.g., a familial or business relationship with company management) or uncertainty of direction to the Trustees for resolution. Disclosure of the proxy voting record is a responsibility of the Trust's secretary. After June 30, information as filed on Form N-PX regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling Saturna Capital at 800/SATURNA; (2) through the Trust's website at
www.sextantfunds.com; and (3) on the SEC's website at www.sec.gov.

By the following general categories, absent special circumstances, proxies will be voted:

  Governance

For proposals calling for a majority of the directors to be independent of management.
For proposals seeking to increase the independence of board nominating, audit, and compensation committees.
In accordance with the recommendation of the company's board of directors on all shareholder proposals, except it will vote for shareholder proposals that are consistent with these proxy voting guidelines.
For the election of the company's nominees for director, except it will withhold votes for nominees it considers insufficiently committed or competent.
Against proposals to elect directors on a staggered schedule.

  Business Transactions

On a case-by-case basis on board-approved proposals to effect acquisitions, mergers, reincorporations, reorganizations, and other transactions.
Against proposals to adopt anti-takeover measures.
On a case-by-case basis on proposals to amend a company's charter or bylaws.
Against authorization to transact other unidentified, substantive business at the meeting.

  Capitalization

On a case-by-case basis on board-approved proposals involving changes to a company's capitalization, except it will normally vote:
For proposals relating to the authorization of additional common stock.
For proposals to effect stock splits.
For proposals authorizing share repurchase programs.

  Executive Compensation

On a case-by-case basis on board-approved proposals relating to executive compensation.
For compensation programs that relate executive compensation to a company's long-term performance.
For stock option plans unless they could result in massive dilution or have other provisions clearly not in the interest of existing shareholders.

6	Sextant Mutual Funds: Statement of Additional Information	March 30, 2012

Management of the Funds

Board of Trustees
A Board of five Trustees supervises the Funds: Nicholas Kaiser, John E. Love, Gary A. Goldfogel, Herbert G. Grubel, and Ronald H. Fielding. The Trustees establish policies, as well as review and approve the Funds' investment advisory contracts and their continuance. The Trustees also elect the officers, determine the amount of any dividend or capital gain distribution and serve on any committees of the Trust. Four Trustees are Independent, having no relationship with the adviser or its affiliates, and solely consider the interests of shareowners.

Table 1: Management Information
Name, Address, and Age		Position(s) held with Trust; term office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in Saturna fund complex overseen by Trustee	Other directorships held by Trustee during past 5 years
Independent Trustees
(graphic omitted)	John E. Love 1002 Spokane Street Garfield, WA 99130 Age: 79	Independent Trustee since 1987; Independent Chairman	Owner, J.E. Love Co., (agricultural equipment manufacturer)	Seven	None
(graphic omitted)	Gary A. Goldfogel, MD 1500 N. State Street Bellingham, WA 98225 Age: 53	Independent Trustee since 1995	Medical Examiner (pathologist). Owner, Avocet Environmental Testing (laboratory)	Seven	None
(graphic omitted)	Herbert G. Grubel, PhD 125 West Second St. Apt. 1202 North Vancouver, BC Canada V7M 1C5 Age: 78	Independent Trustee since 2005	Senior Fellow, Fraser Institute; Professor (Emeritus) of Economics, Simon Fraser University; Author	Seven	Amana Mutual Funds Trust (retired 2011)
(graphic omitted)	Ronald H. Fielding 42 Surfsong Rd. Kiawah Island, SC 29455 Age: 63	Independent Trustee since 2009	Retired (2009); Senior Vice President & Portfolio Manager, OppenheimerFunds Rochester Division	Ten	Amana Mutual Funds Trust; ICI Mutual Insurance Company
Interested Trustee
(graphic omitted)	Nicholas F. Kaiser, MBA¹ 1300 N. State Street Bellingham WA 98225 Age: 65	President and Trustee since 1990	Chairman (retired president 2009), Saturna Capital Corporation (the Trust's investment adviser); Director, Saturna Brokerage Services (the Trust's distributor)	Ten	Amana Mutual Funds Trust

¹ Mr. Kaiser is an "interested person" of the Trust as an officer of the Adviser, Saturna Capital Corporation ,and a director of the Distributor, Saturna Brokerage Services. He holds the same positions with Amana Mutual Funds Trust, which has three fund portfolios, and is also managed by Saturna Capital Corporation.

March 30, 2012	Sextant Mutual Funds: Statement of Additional Information	7

Table 2: Officers Who Are Not Trustees
Name, Address, and Age		Position(s) held with Trust; term office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in Saturna fund complex overseen by Trustee	Other directorships held by Trustee during past 5 years
Officers Who Are Not Trustees
(graphic omitted)	Phelps S. McIlvaine¹ 1300 N. State Street Bellingham, WA 98225 Age: 58	Vice President since 1994	Vice President, Saturna Capital Corporation (the Trust's investment adviser); Director and Treasurer, Saturna Brokerage Services (the Trust's distributor)	N/A	N/A
(graphic omitted)	Ethel B. Bartolome¹ 1300 N. State Street Bellingham, WA 98225 Age: 39	Secretary since 2001	Corporate Administrator, Saturna Capital Corporation (the Trust's investment adviser)	N/A	N/A
(graphic omitted)	Christopher R. Fankhauser¹ 1300 N. State Street Bellingham, WA 98225 Age: 40	Treasurer since 2002; Chief Compliance Officer since 2012	Chief Operations Officer, Saturna Capital Corporation (the Trust's investment adviser); Vice President and Chief Operations Officer, Saturna Brokerage Services (the Trust's Distributor)	N/A	N/A

¹ Messrs. McIlvaine and Fankhauser, and Mrs. Bartolome are "interested persons" of the Trust as officers and/or employees of the Adviser, Saturna Capital Corporation. Mr. Fankhauser and Mrs. Bartolome hold the same positions with Amana Mutual Funds Trust, which has three fund portfolios, and is also managed by Saturna Capital Corporation.

8	Sextant Mutual Funds: Statement of Additional Information	March 30, 2012

Table 3: Management Ownership Information (as of Dec. 31, 2011)
Trustee/Officer	Dollar range of equity securities in Funds of Saturna fund complex	Aggregate dollar range of equity securities in all Registered Investment Companies overseen by Trustee/Officer in Saturna fund complex
John E. Love	Growth: $10,001-50,000 International: over $100,000 Core: $10,001-50,000 Short-Term Bond: $50,001-100,000 Bond Income: over $100,000	Over $100,000
Gary A. Goldfogel	Growth: over $100,000 International: over $100,000 Core: over $100,000 Bond Income: $50,001-100,000 Amana Developing World: over $100,000	Over $100,000
Herbert G. Grubel	Growth: $10,001-50,000 Amana Income: $10,001-50,000	$10,001-$50,000
Ronald H. Fielding	International: over $100,000 Short-Term Bond: $1-$10,000	Over $100,000
Nicholas F. Kaiser	Growth: over $100,000
International: over $100,000
Core: over $100,000
Short-Term Bond: over $100,000
Bond Income: over $100,000
Idaho Tax-Exempt: over $100,000

Amana Income: over $100,000
Amana Growth: over $100,000
	Amana Developing World: over $100,000	Over $100,000
Phelps S. McIlvaine	Growth: $10,001-50,000 International: over $100,000 Short-Term Bond: $10,001-50,000 Amana Income: $10,001-50,000 Amana Growth: $10,001-50,000 Amana Developing World: $10,001-50,000	Over $100,000
Ethel B. Bartolome	Growth: $1-10,000 International: $10,001-50,000 Core: $10,001-50,000 Amana Income: $10,001-50,000 Amana Growth: $10,001-50,000	Over $100,000
Christopher R. Fankhauser	Growth: $10,001-50,000
International: $50,001-100,000
Core: $1-10,000
Bond Income: $1-10,000
Short-Term Bond: $10,001-50,000

Amana Income: $50,001-100,000
Amana Growth: $50,001-100,000
	Amana Developing World: $1-10,000	Over $100,000

March 30, 2012	Sextant Mutual Funds: Statement of Additional Information	9

Leadership Structure and Board of Trustees
As part of its annual governance assessment, the Board reviews the collective and individual experience, qualifications, attributes, and skills of the Trustees. Attributes common to all Trustees are strong educational backgrounds, lifetimes of experience in business and finance, personal investments in the Funds, and ability to effectively request, evaluate, and discuss information about the Trust with the adviser and other service providers to the Trust. The Chairman of the Board and all other Trustees (except Mr. Kaiser) are independent of the adviser and other service providers.

The Board has concluded that its current leadership structure, in which the Chairman of the Board is not affiliated with the adviser, is appropriate and in the best interest of shareowners, in light of the services provided to the Trust. In making the determination that each Trustee is qualified to serve, the Board considers a variety of criteria, including actual service, commitment, and participation of each Trustee during his tenure with the Trust. In addition to the information set forth in the Trustees table above and other relevant qualifications, the following are additional important qualifications of each Trustee:

John E. Love is the Trust's independent chairman, having joined the Board in 1987. Mr. Love is president and CEO of the J.E. Love Company which manufactures and markets specialty agricultural equipment. He is a retired Navy Rear Admiral and a Certified Professional Manager. He has a degree in Economics/Business Administration from Whitworth University. Mr. Love has served on bank, community, and higher education institution boards.

Nicholas F. Kaiser, MBA, CFA, is president of the Trust and the portfolio manager of the Sextant International Fund. He is chairman and controlling shareowner of Saturna Capital Corporation, the Funds' investment adviser and administrator. For over 30 years, Mr. Kaiser and his firms have provided investment management, administration, accounting, servicing, marketing, and other services to mutual funds. He has served on association, community and educational institution boards.

Gary A. Goldfogel, MD, serves as the Medical Examiner for Northwest Washington State, and is the owner and president of Avocet Environmental Testing Laboratory. Dr. Goldfogel is a physician board certified in Surgical and Forensic Pathology and Laboratory Medicine. He has served on boards of various professional and community organizations.

Herbert G. Grubel, PhD, is a senior fellow of The Fraser Institute and professor emeritus of Economics at Simon Fraser University (Vancouver, BC). Dr. Grubel has held appointments and positions with universities, governments and institutes worldwide. He was a member of Canada's Parliament from 1993 to 1997. Dr. Grubel has published many books and professional articles in economics dealing with international trade and finance and a wide range of economic policy issues.

Ronald H. Fielding, MA, MBA, CFA, has worked in the mutual fund industry as a portfolio manager and senior officer of fund advisers for over 25 years. He has served on the board of Investment Company Institute Mutual Insurance for 15 years, and is currently chairman. He has taught courses in finance and economics in Rochester, NY. He has served on philanthropic and educational institution boards.

Board Role in Risk Oversight
The Board's role in management of the Trust is oversight. As is the case with many investment companies, day-to-day management of the Trust, selection of Fund investments, administration and distribution services, and management of operational and portfolio risk are responsibilities of the adviser. The Board, through reports from the adviser and third parties, meetings of the Board as well as its committees, independent experiences including shareowner contacts, and Board advisors such as auditors, legal counsel, compliance officers and regulators, provides only general supervision and risk oversight. The Chairman's duties include developing the agenda for each Board meeting in consultation with management, presiding at each Board meeting, discussing matters with management between Board meetings, and facilitating communication and coordination between the Trustees and management.

Committees
The Board has an Audit and Compliance Committee consisting of the Independent Trustees. The Committee held one meeting during the fiscal year. The Committee operates under a specific charter, selects the independent registered public accounting firm and reviews all audit reports. The Committee also reviews and considers matters related to the Trust's compliance program, and meets regularly with the Chief Compliance Officer.

The Board has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the Trustees in the management of the Trust. No Executive Committee has been established at this time.

Table 4: Trustee Compensation for Fiscal Year ended Nov. 30, 2011
Name of Person; Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
John E. Love; Trustee, Chairman	$8,250	$0	$0	$8,250
Gary A. Goldfogel; Trustee	$6,250	$0	$0	$6,250
Herbert G. Grubel; Trustee¹	$6,250	$0	$0	$21,000¹
Ronald H. Fielding; Trustee	$8,250	$0	$0	$8,250
Nicholas F. Kaiser; Trustee²	$0	$0	$0	$0

¹ Herbert G. Grubel served as Trustee for the Amana Mutual Funds Trust, to which Saturna Capital is adviser. He was paid $14,750 by that Trust during the fiscal year ended November 30, 2011.

² Nicholas F. Kaiser serves as Interested Trustee to the Amana Mutual Funds Trust, to which Saturna Capital is adviser. He serves in this capacity without compensation.

10	Sextant Mutual Funds: Statement of Additional Information	March 30, 2012

Compensation
The Trust currently pays disinterested trustees $1,000 per meeting attended, plus $2,000 per year retainer, plus reimbursement of travel expenses (allocated pro rata to each Fund of the Trust). Trustees are also compensated for committee meetings and chairmanships. As an interested trustee, Mr. Kaiser receives no compensation from the Trust. The Chief Compliance Officer has been retained by the Trust and, as such, a portion of the Chief Compliance Officer's compensation is paid by the Trust. No other officers are compensated by the Trust. Table 4 (on page 10) provides the total compensation paid Trustees for the fiscal year ended November 30, 2011.

Code of Ethics
The Trust, its investment adviser Saturna Capital Corporation, and its principal underwriter Saturna Brokerage Services, Inc., have adopted a common Code of Ethics under Rule 17j-1 of the Investment Company Act and Rule 204a-1 of the Investment Advisers Act. The Code permits personnel subject to the Code (as defined in the Code) to invest in securities, including common stocks and mutual funds. To prevent conflicts of interest, the Code includes restrictions on investing in common stocks that may be purchased by the Funds. A copy of the Code is available without charge by contacting the Trust or Saturna Capital Corporation, and at www.sextantfunds.com.

March 30, 2012	Sextant Mutual Funds: Statement of Additional Information	11

Control Persons & Principal Holders of Securities

Table 5: Principal Holders of Securities as of Mar. 2, 2012
	Name and Address	Shares	Percentage
Growth Fund	NFSC Omnibus Account for the Exclusive Benefit of our Customers 200 Liberty Street New York, NY 10281	190,069	15.38%
	Charles Schwab & Co., Inc. Special Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	122,843	9.94%
International Fund	Charles Schwab & Co., Inc. Special Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	5,072,097	41.88%
	NFSC Omnibus Account for the Exclusive Benefit of our Customers 200 Liberty Street New York, NY 10281	4,186,827	34.57%
Core Fund	Saturna Capital Corporation 1300 North State Street Bellingham, WA 98225	78,066	13.69%
	Morton D. Hurt 14535 190th NE Woodinville, WA 98072	68,026	11.93%
	Nicholas F. Kaiser 1300 North State Street Bellingham, WA 98225	61,035	10.70%
Short-Term Bond Fund	Saturna Capital Corporation 1300 North State Street Bellingham, WA 98225	170,499	13.91%
	Bellingham Anesthesia Associates FBO Dr. Peter Telfer 2152 Dellesta Drive Bellingham, WA 98226	91,794	7.48%
	Saturna Trust Company 1300 North State Street Bellingham, WA 98225	83,178	6.78%
	Saturna Brokerage Services, Inc. 1300 North State Street Bellingham, WA 98225	73,587	6.00%
Bond Income Fund	Saturna Capital Corporation 1300 North State Street Bellingham, WA 98225	130,918	9.77%
	Saturna Trust Company 1300 North State Street Bellingham, WA 98225	129,797	9.69%
	Western Washington University Foundation 516 High Street OM 430 Bellingham, WA 98225	109,933	8.20%
	Saturna Brokerage Services, Inc. 1300 North State Street Bellingham, WA 98225	69,997	5.22%
Global High Income Fund	n/a	n/a	n/a

Any person holding in excess of 25% of the outstanding voting securities of a Fund may be deemed to control the Fund based on the substantial ownership interest held and the person's resulting ability to potentially influence voting on certain matters submitted to shareholders for their consideration and approval.

Mr. Nicholas Kaiser, 1300 N. State Street, Bellingham, WA 98225, is considered a "control person" of the Core, Short-Term Bond, and Bond Income Funds. He directly and indirectly owns 32.7%, 27.4%, and 25.4% of these Funds, respectively.

Table 5 (left) shows the only persons known to the Trust to be the owners of record of more than five percent or more of any Fund.

Table 6: Officers and Trustees Ownership of Trust Shares¹
Fund:	Shares Owned:	Percentage of Outstanding:
Growth Fund	138,535	11.2%
International Fund	300,958	2.5%
Core Fund	246,429	43.2%
Short-Term Bond Fund	359,128	29.3%
Bond Income Fund	434,270	32.4%
Global High Income Fund	n/a	n/a

¹ As of March 2, 2012, officers and Trustees (plus affiliated family members and entities), as a group, owned the above shares of the Funds.

12	Sextant Mutual Funds: Statement of Additional Information	March 30, 2012

Investment Advisory & Other Services

Investment Adviser and Administrator
Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225, is the Investment Adviser and Administrator (the "adviser") for the Funds. Saturna Capital is also the Funds' shareowner servicing agent. Mr. Nicholas Kaiser, chairman of the board of Saturna Capital, through his ownership of 88% of its voting stock, is the controlling person of the adviser. Mr. Kaiser is also a Trustee and President of Saturna Investment Trust, and the principal portfolio manager of the Growth and International Funds. Mr. Phelps McIlvaine is the principal portfolio manager of the Short-Term Bond and Bond Income Funds, and a vice president, shareowner and member of the board of the adviser. Mr. Peter Nielsen is primary portfolio manager of the Core Fund and senior investment analyst for the adviser. Messrs. Bryce Fegley and John Scott are co-managers of the Global High Income Fund and investment analysts for the adviser.

A discussion of the Trustees' approval of the continuance of the investment advisory and administration agreements is available in the Funds' November 30, 2011 annual report.

Advisory Fee
Each of the Sextant Funds pays the adviser an Advisory and Administrative Services Fee (the "Base Fee"). The Base Fee covers certain administrative services such as portfolio accounting, shareowner and financial reporting, shareowner servicing, and transfer agency services. The Base Fee is also compensation for portfolio management, advice and recommendations on securities to be purchased, held or sold. The Base Fee is computed at the annual rate of 0.60% of average daily net assets of each Fund, and is paid monthly. The Base Fee is subject to adjustment up or down depending on the investment performance of the Fund.

Performance adjustment for Growth Fund, International Fund and Core Fund:

  For each month in which any of these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified benchmark for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% based on the Fund's average net assets over the performance period (one year).
  If the outperformance or underperformance is 2% or more but less than 4%, then the adjustment is at the annual rate of .20%.
  If the outperformance or underperformance is 4% or more, the adjustment is at an annual rate of .30%.

Performance adjustment for Bond Income Fund, Short-Term Bond Fund, and Global High Income Fund:

  For each month in which any of these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified benchmark for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% based on the Fund's average net assets over the performance period (one year).
  If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of .20%.

Total return investment performance as calculated and published by Morningstar™, Inc. for each Sextant Fund. The Morningstar™ category is used as the benchmark for comparison purposes.

Table 7: Advisory Fee Structure
	Base Fee annual rate	Performance adjustment annual rate
		< 1% more or less than benchmark	1% and < 2% more or less than benchmark	2% and < 4% more or less than benchmark	4% or greater more or less than benchmark
Growth Fund, International Fund & Core Fund	0.60%	0.00%	+/- 0.10%	+/- 0.20%	+/- 0.30%
Short-Term Bond Fund, Bond Income Fund, & Global High Income Fund	0.60%	0.00%	+/- 0.10%	+/- 0.20%	+/- 0.20%

Table 8: Advisory Fees Paid To Saturna Capital For The Last Three Fiscal Years¹
	2011	2010	2009
Growth Fund	$85,662	$102,677	$130,509
International Fund	$890,908	$700,482	$451,165
Core Fund	$25,972	$21,177	$29,660
Short-Term Bond Fund	$524	$(5,669)	$(53)
Bond Income Fund	$13,025	$5,969	$(2,068)
Global High Income Fund	n/a	n/a	n/a
¹ After performance adjustments and expense limitations

March 30, 2012	Sextant Mutual Funds: Statement of Additional Information	13

The categories currently assigned by Morningstar™ are:

  Growth Fund: "Large Growth Funds"
  International Fund: "Foreign Large Blend Funds"
  Core Fund: "Moderate Allocation Funds"
  Bond Income Fund: "Intermediate-Term Bond Funds"
  Short-Term Bond Fund: "Short-Term Bond Funds"
  Global High Income Fund: TBD

For Short-Term Bond, Bond Income, and Global High Income Funds the adviser has committed through March 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.75% for Short-Term Bond and 0.90% for Bond Income and Global High Income.

The Adviser also continues, through March 31, 2013, its undertaking to waive its entire advisory fee for the Sextant Short-Term Bond Fund, Sextant Bond Income Fund or Sextant Core Fund on days when assets of that Fund are under $2 million.

These waivers may be changed or terminated only with approval of the Board of Trustees.

Portfolio Managers
All Saturna Capital employees, including Nicholas Kaiser, Phelps McIlvaine, Peter Nielsen, Bryce Fegley, John Scott, and other portfolio managers, are paid an annual salary, as set by the board of Saturna Capital. The board also pays bonuses that are partly dependent on the profits of Saturna Capital and may also reflect the results of specific managed accounts or specific businesses of Saturna Capital. As owners of shares and/or options of Saturna Capital Corporation, Messrs. Kaiser, McIlvaine, Nielsen, Fegley, and Scott may benefit from any increase in its value per share that might result from its operations or profits. They may also receive dividends on shares of Saturna Capital. All Saturna Capital employees are eligible for a retirement plan, health and other benefits, and a stock option plan. Stock options are annually awarded on the basis of years of service, and not individual performance. Mutual fund portfolio managers are paid a monthly bonus (which may be shared with other employees) when a fund achieves an overall rating of 4 or 5 stars from Morningstar. The bonus is 1% of the adviser's net monthly fee (which is based on both assets and performance) for a 4-star rating, and 2% of the monthly fee for a 5-star rating.

Saturna's portfolio managers may manage multiple accounts, including mutual funds and separate accounts for individuals, investment partnerships, pension funds and charities. Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. The management of multiple accounts may give rise to potential conflicts of interest when the accounts have similar or different objectives, benchmarks, time horizons and fees because the portfolio manager must allocate his time and investment ideas across multiple accounts. Consequently a manager may purchase (or sell) a security for one account and not for another. The adviser has adopted policies designed to fairly allocate securities purchased or sold on an aggregated basis. Transactions executed for one account may adversely affect the value of securities held by other accounts. Securities selected for some accounts may outperform the securities selected for others. Through an arrangement with Saturna Brokerage Services, accounts presently trade securities at zero commission, eliminating a potential conflict. Personal accounts may give rise to potential conflicts of interest, and portfolio managers do not trade for their own accounts; trading in personal accounts is restricted by Saturna's Code of Ethics. A portfolio manager's compensation plan may give rise to potential conflicts of interest. To reduce this risk, mutual fund portfolio managers' account performance bonus depends upon the fund's overall Morningstar™ rating, which derives from investment results over the last three, five and ten years. A manager's

Table 9: Portfolio Managers as of Nov. 30, 2011
Portfolio Manager:	Trust portfolios served as primary manager (assets):	Other investment company portfolios served as primary manager (assets):	Other pooled investment vehicles served as primary manager (assets):	Other accounts (assets):
Nicholas Kaiser	Sextant International Fund ($165,102,815) ¹ Sextant Growth Fund ($22,869,175) ¹	Amana Growth Fund ($2,119,176,516) Amana Income Fund ($1,301,443,346) Amana Dev. World Fund ($16,387,802)	Two ($24,740,102) ¹	Nineteen ($17,419,354)
Phelps McIlvaine	Sextant Bond Income Fund ($6,785,051) ¹ Sextant Short-Term Bond Fund ($6,085,971) ¹ Idaho Tax-Exempt Fund ($16,126,691)	None	None	Four ($7,196,199)
Peter Nielsen	Sextant Core Fund ($5,800,168) ¹	None	None	None
Bryce Fegley	Sextant Global High Income Fund ($0) ²	None	None	None
John Scott	Sextant Global High Income Fund ($0) ²	None	None	None
¹ Assets managed with a performance fee ² Commenced operations March 30, 2012

14	Sextant Mutual Funds: Statement of Additional Information	March 30, 2012

compensation tends to increase with assets under management, which in turn may increase the value of Saturna Capital Corporation.

As of Nov. 30, 2011: Mr. Kaiser beneficially owned Growth, Core, Short-Term Bond, and Bond Income Fund shares in the dollar range of over $1,000,000 for each; and International Fund shares in the dollar range of $500,001 to $1,000,000. Mr. McIlvaine beneficially owned Growth Fund and Short-Term Bond Fund shares in the dollar range of $10,001 to $50,000 for each; and International fund shares in the dollar range of $100,001 to $500,000. Mr. Nielsen owned Core Fund shares in the dollar range of $100,001 to $500,000. Mr. Fegley beneficially owned Growth Fund shares in the dollar range of $50,001 to to $100,000. Mr. Scott did not own any shares of the Sextant Funds.

Shareowner Services
Under the Advisory agreement, Saturna Capital also provides services as the transfer agent and dividend-paying agent for the Funds. As transfer agent, Saturna furnishes to each shareowner a confirmation after each transaction, an historical statement on quarterly and annual bases showing all transactions during the respective periods, and Form 1099 tax forms. Saturna also, on behalf of the Funds, responds to shareowners' questions and correspondence. Furthermore, the transfer agent regularly furnishes the Funds with current shareowner lists and information necessary to keep the shares in balance with the Funds' records. The transfer agent (or its agents) performs the mailing of all financial statements, notices, prospectuses and summary prospectuses to shareowners. These transfer agent services are included in the Base Fee.

Saturna Trust Company, a separate wholly-owned subsidiary of Saturna Capital, receives compensation for maintaining records of contributions, disbursements and assets as required for IRAs and qualified retirement accounts that invest in the Funds. A fee of $10 per account for retirement plan services is paid by the Funds to Saturna Trust Company.

Table 10: Custodial Fees Paid to Saturna Trust Company
	2011	2010	2009
Growth Fund	$6,691	$6,490	$6,430
International Fund	$7,373	$7,110	$6,690
Core Fund	$1,605	$1,260	$950
Short-Term Bond Fund	$4,394	$3,290	$2,990
Bond Income Fund	$1,871	$1,800	$1,550
Global High Income Fund	n/a	n/a	n/a

Rule 12b-1 Plan
Effective October 2, 2006, the Trust entered into a distribution agreement with the Distributor (see Principal Underwriter), pursuant to which the Distributor acts as principal underwriter of Fund shares for sale to the public. Additionally, the Trust has adopted a Rule 12b-1 distribution plan which provides that the Funds shall pay the Distributor a monthly fee at the rate of 0.25% annually of their average daily net assets to finance activities that support the sales of Fund shares, including distribution of Fund shares, and to furnish services to shareowners. The Distributor may use all or any portion of the fee for activities that the Distributor determines to be reasonably calculated to result in sales of Fund Shares. The Plan was adopted by the Core Fund and ratified by shareowners on March 12, 2007, to be effective at the time of the Fund's first public offering of its shares. The Plan was adopted by the Global High Income Fund and ratified by shareowners on January 11, 2012, to be effective at the time of the Fund's first public offering of its shares.

The Trust does not participate in any joint distribution activities with another investment company, but does allocate the Rule 12b-1 expenses between the Sextant Funds based on relative net asset size. The plan is intended to provide the Distributor additional flexibility and resources to attract new investors and retain existing shareowners. A stable or growing portfolio with reduced redemptions may spread fixed costs across a wider base, and increase investment efficiency. There is no assurance that these events will occur.

No Trustee who is not an interested person of the Trust has a direct or indirect financial interest in the operation of the plan or related agreements, but Mr. Nicholas Kaiser and other employees of Saturna Capital may be considered to receive indirect financial benefits from the operation of the plan insofar as the plan grows Trust assets and the fees paid Saturna Capital.

Under the distribution plan, the Distributor has entered into selling agreements with a number of financial intermediaries, such as brokers, financial advisers, banks, plan administrators and others.

During the period ended November 30, 2011, the Trust paid the Distributor $534,557. The Distributor spent the following amounts on these principal activities:

Advertising:	$27,160
Printing and mailing of prospectuses to other than current shareowners:	$8,324
Compensation to underwriters:	$0
Compensation to broker-dealers:	$668,965
Compensation to sales personnel:	$0
Interest, carrying or other finance charges:	$0
Other:	$0

A portion of the above expenses were paid by the adviser out of its own resources and not as an additional charge to any Fund. These expenses include payments to selected brokers, dealers, or other financial intermediaries, including plan administrators (collectively, "intermediaries") in connection with the sale and/or distribution of a Fund's shares or the retention and/or servicing of fund shareowners. This compensation by the adviser could be characterized as "revenue sharing." For more information, please see "Revenue Sharing."

For the fiscal year ended November 30, 2011, the Trust paid the distributor the following amounts:

Table 11: 12b-1 Fees By Fund
Short-Term Bond	$14,482
Bond Income	14,065
Core	14,022
Growth	61,894
International	$430,094
Global High Income	n/a

March 30, 2012	Sextant Mutual Funds: Statement of Additional Information	15

Custodian
BNY Mellon Asset Servicing, 2 Hanson Place, Brooklyn, NY 11217, is the custodian of the Funds. The custodian holds all securities and cash, settles all Fund portfolio securities transactions, receives (on behalf of the Funds) the money from sale of shares, and on order of the Funds, pays the authorized expenses of the Funds. When investors redeem Fund shares, the proceeds are paid to the shareowner from an account at the custodian bank.

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103 is the independent registered public accounting firm for the Funds. The accountants conduct an annual audit of the Funds as of November 30 each year, prepare the tax returns of the Funds and assist the adviser in various accounting matters throughout the year.

Principal Underwriter
The adviser's wholly-owned subsidiary, Saturna Brokerage Services, Inc., 1300 N. State Street, Bellingham, WA 98225 is a general securities brokerage firm and acts as distributor for the Funds under a Rule 12b-1 distribution plan.

Mr. Christopher Lang is President of Saturna Brokerage Services, Inc. All employees of the Distributor are also employees of the adviser.

Under the distribution agreement, the Distributor is not required to sell a certain number of shares. The offering of shares by the Distributor is continuous.

Brokerage Allocation

The placing of purchase and sale orders as well as the negotiation of commissions is performed by the adviser and is reviewed by the Board of Trustees. Although it is permitted to do so, the adviser does not allocate brokerage to any broker in return for research or services.

The primary consideration in effecting securities transactions for the Funds is to obtain the best price and execution which in the judgment of the adviser is attainable at the time and which would bring the best net overall economic result to a Fund. Factors taken into account in the selection of brokers include the price of the security, commissions paid on the transaction, the efficiency and cooperation with which the transaction is effected, the expediency of making settlement and the financial strength and stability of the broker. The adviser may negotiate commissions at a rate in excess of the amount another broker would have charged if it determines in good faith that the overall net economic result is favorable to the Fund, and is not required to execute trades in "over-the-counter" securities with primary market-makers if similar terms are available elsewhere. The adviser evaluates whether brokerage commissions are reasonable based upon available information about the general level of commissions paid by similar mutual funds for comparable services.

When consistent with best execution, brokerage is primarily directed to Saturna Brokerage Services, Inc., a wholly-owned subsidiary of the adviser, which engages in a discount brokerage business. Saturna Brokerage Services currently executes portfolio transactions for the Trust for free (no commissions). Should any change occur in this policy, shareowners would be notified.

The Trustees review brokerage activity in detail at each regular meeting. Meetings are held on a quarterly schedule. Table 12 below contains the commissions each Fund paid Saturna Brokerage for each of the last three fiscal years.

Table 12: Commissions Paid To Saturna Brokerage Services
	2011	2010	2009	% of 2011 aggregate brokerage commissions paid Saturna Brokerage	% of 2011 aggregate dollar amount of transactions involving the payment of commissions through Saturna Brokerage
Growth Fund	$0	$0	$0	0%	0%
International Fund	$0	$0	$0	0%	0%
Core Fund	$0	$0	$0	0%	0%
Short-Term Bond Fund	$0	$0	$0	0%	0%
Bond Income Fund	$0	$0	$0	0%	0%
Global High Income Fund	n/a	n/a	n/a	0%	0%

16	Sextant Mutual Funds: Statement of Additional Information	March 30, 2012

Capital Stock

Each Fund of Saturna Investment Trust is divided into shares of beneficial interest. The shares of each separate Fund of the Trust have equal voting rights. On issues relating solely to a single Fund, only the shareowners of that Fund are entitled to vote. All shares are fully paid, non-assessable, transferable and with rights of redemption, and are not subject to preemptive rights. The Trust is not required to hold annual shareowner meetings. However, special meetings may be called for such purposes as electing or removing Trustees, changing fundamental policies, or voting on approval of an advisory contract. All dividends and distributions for each Fund shall be distributed to shareowners in proportion to the number of shares owned.

The Trust is organized as a "series" investment company. Each Fund of the Trust is a separate economic entity with separate assets and liabilities and separate income streams. The shareowners of each separate Fund may look only to that fund for income, capital gain or loss, redemption, liquidation, or termination. Each Fund has separate arrangements with the adviser. Assets of each Fund are segregated. The creditors and shareowners of each Fund are limited to the assets of that Fund for recovery of charges, expenses and liabilities. Each Fund conducts separate voting on issues relating solely to that Fund, except as required by the Investment Company Act.

Purchase, Redemption and Pricing of Shares

See Purchase and Sale of Fund Shares in the Prospectus or Summary Prospectus and Pricing of Fund Shares in the Prospectus for an explanation about the ways to purchase or redeem shares. Both purchases and redemptions are made at net asset value per share.

Price
Price (net asset value) per share is determined by dividing the value of all securities and other assets, less liabilities, by the number of shares outstanding. The daily price is determined for each Fund as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on each day the Exchange is open for trading. The Exchange is generally closed on New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. See the Statement of Assets and Liabilities in the Annual Report or Semi-Annual Report for a specimen sheet showing how the Funds calculate net asset value, which is the price used for both purchase and redemption of shares. Also see the Prospectus for additional information about the computation of net asset value.

Pricing of Foreign Equity Securities
Foreign securities traded outside the U.S. are valued on the basis of their most recent closing market prices at 4 p.m. ET.

Foreign markets may close before the time at which the Funds' prices are determined. Because of this, events occurring after the close of a foreign market and before the determination of the Funds' NAVs may have a material effect on some or all of the Funds' foreign securities. To account for this the Funds may use independent pricing services for valuation of their securities.

In developing valuations for such securities, the independent pricing services review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.

The Funds routinely compare closing market prices, the next day's opening prices in the same markets, and adjusted prices and other factors they believe are relevant for such testing. Other mutual funds may adjust the prices of their securities by different amounts.

Exchanges
In addition to purchases and redemptions, the shares of the Funds may be exchanged for shares of other Funds managed by Saturna Capital. Exchanges can be made at no charge upon written request or by telephone. A gain or loss for federal tax purposes will be realized upon redemption of any shares for the purposes of an exchange as described above.

Dividends
Returned dividend payments will be automatically reinvested into your account; future dividends in such accounts will continue to be reinvested until the shareowner is located or the account is closed.

Intermediary Processing
Investors should be aware that intermediaries might have policies different than the Funds' policies regarding trading and redemptions, and these may be in addition to or in place of the Funds' policies. For more information about these restrictions and policies, please contact your broker, retirement plan administrator or other intermediary.

Taxation of the Funds

Saturna Investment Trust is organized as a "series" investment company. Each Fund of the Trust is a separate economic entity with separate assets and liabilities and separate income streams. The shareowners of each separate Fund may look only to that Fund for income, capital gain or loss, redemption, liquidation, or termination. Each Fund has separate arrangements with the adviser. Assets of each Fund are segregated. The creditors and shareowners of each Fund are limited to the assets of that Fund for recovery of charges, expenses, and liabilities. Each Fund of the Trust conducts separate voting on issues relating solely to that fund, except as required by the Investment Company Act. The tax status and tax consequences to shareowners of each Fund differ, depending upon the investment objectives, operations, income, gain or loss, and distributions from each Fund.

Each Fund intends to distribute to shareowners substantially all of its net investment income and net realized capital gains, if any, and to comply, as each has since inception, with the provisions of the Internal Revenue Code applicable to regulated investment companies (Subchapter M), which relieve mutual funds of federal income taxes on the amounts so distributed.

March 30, 2012	Sextant Mutual Funds: Statement of Additional Information	17

If, in any taxable year, a Fund does not qualify as a regulated investment company under the Internal Revenue Code, (1) the Fund would be taxed at the normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; (2) the Fund`s distributions, to the extent made out of the Fund`s current or accumulated earnings and profits, would be taxable to shareholders as ordinary dividends regardless of whether they would otherwise have been considered capital gain dividends; (3) the Fund may qualify for the 70% deduction for dividends received by corporations; and (4) foreign tax credits would not "pass through" to shareholders.

At November 30, 2011, the Funds had the following amounts of capital loss carryforwards, subject to regulation:

Table 13: Capital Loss Carryforwards
Carryforward	Expiration
Short-Term Bond
$2,972	2014
10,255	2016
$13,227

Bond Income
$19,585	2016
$20,467	2017
$40,052

Core
$74,883	2016
$62,995	2017
$11,779	2018
$73,738	2019
$223,395

Growth
$295,225	2019
$295,225

International
$1,528,334	2019
$1,528,334

Prior to their expiration, such loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.

If shareowners do not furnish the transfer agent with a valid Social Security or Tax Identification Number and in certain other circumstances, the transfer agent is required to withhold 28% of income. Dividends and capital gains distributions to shareowners who are nonresident aliens may be subject to a 30% United States foreign withholding tax under the existing provisions of the code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. If the IRS determines that a Fund should be fined or penalized for inaccurate or missing or otherwise inadequate reporting of a Tax Identification Number, the amount of the IRS fee or penalty will be directly assessed to the shareowner account involved.

Revenue Sharing

Revenue sharing payments are made by the adviser and its affiliates and are in addition to any distribution or service fees payable under the Funds' Rule 12b-1 plan that are generally payable to intermediaries. These payments might be in return for activities including, but not limited to, (i) providing administrative services (including recordkeeping, reporting, and processing services), (ii) providing personnel and facilities to establish and maintain accounts for Fund investors, (iii) answering questions from and distributing materials to Fund investors, and (iv) assisting in transactions with the Funds.

The adviser also may make revenue sharing payments to intermediaries for providing a Fund with "shelf space" or access to a third-party platform or fund offering list or other marketing programs including, without limitation, (i) inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other sales programs; (ii) granting the Distributor access to the intermediary's sales force; (iii) granting the Distributor access to the intermediary's conferences and meetings; (iv) assistance in training and educating the intermediary's personnel; and (v) obtaining other forms of marketing support.

Revenue sharing payments made to an intermediary generally are a percentage of the value of Fund shares associated with the intermediary's activities as described above, but may include one or more lump sums or other form of payment.

The amount of these revenue sharing payments is determined at the discretion of the adviser and its affiliates, including the Distributor, from time to time. Revenue sharing payments may be substantial, and may be different for different intermediaries based on, for example, the nature of the services provided by the intermediary. Receipt of, or the prospect of receiving, this additional compensation may influence an intermediary's recommendation of the Funds. Investors should review their intermediary's compensation disclosure and/or contact the intermediary to obtain more information on how this compensation may have influenced the intermediary's recommendation of the Funds.

18	Sextant Mutual Funds: Statement of Additional Information	March 30, 2012

Financial Statements

The most recent audited annual report accompanies this Statement of Additional Information.

Annual Financial Statements

There is incorporated into this Registration Statement the following financial information in the Annual Report to shareowners for the fiscal year ended November 30, 2011:

  Report of Tait, Weller& Baker LLP Independent Registered Public Accounting Firm.
  Statement of Assets and Liabilities — as of November 30, 2011.
  Statement of Operations — year ended November 30, 2011.
  Statements of Changes in Net Assets — years ended November 30, 2011, and 2010.
  Investments — as of November 30, 2011.
  Notes to Financial Statements.

March 30, 2012	Sextant Mutual Funds: Statement of Additional Information	19

SATURNA INVESTMENT TRUST

1300 N. State Street
Bellingham, Washington 98225

360-734-9900
800/SATURNA

Idaho Tax-Exempt Fund

Ticker Symbol: NITEX

Statement of Additional Information

March 30, 2012
Revised April 18, 2012

Idaho Tax-Exempt Fund (the "Fund") is a series of Saturna Investment Trust (the "Trust").

This Statement of Additional Information is neither a Prospectus nor a Summary Prospectus. It merely furnishes additional information concerning the Idaho Tax-Exempt Fund that is not included in the Prospectus or Summary Prospectus. It should be read in conjunction with the Prospectus or Summary Prospectus.

The Trust's Annual Report to shareowners for the Fund dated November 30, 2011, accompanying notes and Report of Independent Registered Public Accounting Firm appearing in the Annual Report, are incorporated by reference and made a part of this Statement of Additional Information.

You may obtain a Prospectus or Summary Prospectus dated March 30, 2012, and shareowner Annual and Semi-Annual reports without charge by writing to the address shown above, calling toll-free to 888/732-6262, and at www.idahotaxexemptfund.com.

History of the Fund

Saturna Investment Trust (the "Trust") is a business trust formed pursuant to RCW 23.90 of the laws of the State of Washington to operate as an open-end management company. When formed on February 20, 1987, the name was Northwest Investors Tax-Exempt Business Trust. The Trust's name was changed to Northwest Investors Trust on October 12, 1990. Most recently, in connection with the formation of the Sextant Funds, the Trust's name was changed to Saturna Investment Trust on September 28, 1995.

The Trust has seven separate Funds, one of which is offered through a Prospectus, Summary Prospectus, and this Statement of Additional Information: Idaho Tax-Exempt Fund (commenced operation September 4, 1987). The other six Sextant Funds are offered through a separate Prospectus (or Summary Prospectuses) and Statement of Additional Information.

Fund Descriptions, Investments and Risks

Classification

Saturna Investment Trust is a "series trust" that presently offers the Idaho Tax-Exempt Fund, an "open-end diversified investment management company," to investors. The Fund invests in debt securities issued by the State of Idaho and its political subdivisions. Such an investment concentration can present special benefits and risks.

Investment Strategies

The Prospectus and Summary Prospectus describe the principal investment strategies and risks of those strategies.

The adviser may direct investments in other tax-exempt investment companies which do not concentrate their investments in Idaho bonds, but nevertheless yield income which is exempt from both federal income and alternative minimum taxation. Such income may be taxable at the state level. It is anticipated that shares of such investment companies may be obtained by an affiliated broker/dealer, Saturna Brokerage Services (the "Distributor"), which has agreed to act as agent for the Fund and not charge a commission or receive any compensation on purchases of securities made on behalf of the Fund. The purchase of securities of other investment companies may result in the Fund's shareowners paying investment advisory fees twice on the same assets.

Non-Rated Bonds. The adviser believes that many of the debt securities issued by the State of Idaho or its political subdivisions, agencies or instrumentalities are small issues in total dollars, and are typically issued by smaller communities or instrumentalities to obtain capital. Because of the small size of such issues, the expense of obtaining a rating for the issued obligation (bond) is typically not undertaken. Without a rating, investors must rely solely on their own analysis and investigation to determine investment risk and worth of such bonds. Since the cost of such analysis and investigation is typically not considered warranted due to the size of such issues, despite a higher return typically available from such non-rated bonds, issues of non-rated bonds generally do not have a trading market consisting of as many dealers as comparable rated issues. Occasionally, the financial institution lending the funds to a municipality receives the bond and holds it until maturity. As a result, although trading markets exist for non-rated bonds, generally the number of dealers participating in the market are fewer than that which exists for rated bonds. Although all bonds are traded on the basis of dealers' perception of creditworthiness, a non-rated bond having greater recognition among dealers will have a market consisting of a greater number of dealers than will the market for a bond not having as great a recognition. The adviser anticipates that investment in non-rated bonds will occur only when the adviser believes the credit of the issuer of such non-rated bonds is such so as to warrant an investment without unreasonable risk to the preservation of capital and which is sufficiently recognized among the market dealers so as to provide ready marketability of the investment.

2	Idaho Tax-Exempt Fund Statement of Additional Information	March 30, 2012

The adviser believes that there exist bonds that constitute good investments that will promote the investment objectives of the Fund. Purchases of bonds on behalf of the Fund may be made directly from the issuer. Some purchases are by sealed bid, with the entire issue being awarded to the lowest interest rate that is bid. Most issuers are willing to negotiate a rate directly with the managing underwriter and/or purchaser. In this instance, the adviser will deal in good faith to arrive at a competitive rate.

In contemplating the rate at which to bid a bond, the adviser may consider the opinions and evaluations of independent broker/dealers specializing in Idaho municipal bonds. Such brokers may also be requested to render their opinions as to the value of the Fund's investment securities. The adviser may consider such evaluations and valuation services provided by such independent brokers in determining where it effects transactions in investment securities.

Investments. The Fund invests at least 40% of total assets in municipal securities rated "A" or better by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's ("S&P"). The Fund invests more heavily in rated bonds for various purposes, including (a) diversification or greater liquidity, (b) when the difference in returns between rated and non-rated bonds is not material, or (c) when interest rates are expected to increase.

Under normal circumstances, the Fund may invest up to 60% of total assets in non-rated bonds only when the adviser believes the credit of the issuer warrants an investment without unreasonable risk to the preservation of capital and the bonds are sufficiently recognized among the market dealers so as to provide the ready marketability of the investment. The Fund employs the services of independent broker/dealers specializing in municipal bonds to assist the adviser in both (1) determining the purchase price of bonds and (2) validating bond prices used for net asset value computation purposes.

In evaluating bonds, the adviser analyzes the extent of investment risk by policies that include:

(1) The extent of unemployment within the assessment district for the issuer of a bond and the extent to which this may affect repayment of the bond at maturity;
(2) The extent to which the real property within the assessment district is owned by a small number of persons or entities and the relative economic strength of such persons or entities which may affect repayment of the bond at maturity; and
(3) The financial position of Idaho and the political subdivision, including, but not limited to, the extent of its existing indebtedness.

These limitations and policies are considered primarily at the time of purchase. The sale of a bond is not mandated in the event of a subsequent change in circumstances. Bonds are commonly held until maturity, when the bond will be redeemed for its full face value, assuming no defaults. Nonetheless, bonds may be sold prior to maturity for various purposes, such as a desire for greater liquidity or to preserve capital.

The Fund invests predominantly in municipal obligations issued by the State of Idaho or its political subdivisions, agencies or instrumentalities ("Municipality"). These municipal obligations generally include Municipal bonds, Municipal notes, Municipal commercial paper, and any other obligation from which the payment of interest, in the opinion of the bond issuer's counsel, is exempt from federal and Idaho state income tax. General descriptions of these investments are:

Municipal bonds are debt obligations issued to obtain funds for various public purposes such as construction of public facilities (e.g., airports, highways, bridges, and schools). Maturities of municipal bonds at the time of issuance may range from one year to 30 years or more.

Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of notes include tax, bond, revenue anticipation notes, and project notes.

Municipal commercial paper refers to short-term obligations of municipalities, which may be issued at a discount. Such paper is likely to be issued to meet seasonal working capital needs of the Municipality or interim construction financing. Municipal commercial paper is, in most cases, backed by letters of credit, lending agreements, note repurchase agreements, or other credit facility agreements offered by banks and other institutions.

Municipal notes and commercial paper obligations are usually issued in the following circumstances: (a) When borrowing is in anticipation of long-term financing, the paper is generally referred to as a bond anticipation note ("BAN"). Cities are authorized to issue revenue BANs. The maturity date cannot exceed five years from the date of issue. Payment can be extended for not more than three years from their maturity date. BANs are secured by income and revenues derived by the city from the project and from the sale of the revenue bonds in anticipation of which the notes are issued. (b) Borrowings to level temporary shortfalls in revenue occasioned by irregular receipts of taxes are generally referred to as tax anticipation notes ("TAN"). Taxing districts, including counties, any political subdivision of the state, any municipal corporation, school districts, any quasi-municipal corporation or any other public corporation authorized to levy taxes, are authorized to borrow money and issue a TAN. The TANs must mature no longer than one year from the date of issue and are issued in anticipation of collection of taxes in the current fiscal year. The taxing district is limited to an amount equal to 75% of the taxes levied in the current fiscal year and not yet collected. The full faith and credit of the taxing districts back TANs. The State of Idaho is also authorized to issue a TAN in anticipation of income or revenue from taxes, but is forbidden by its constitution to engage in deficit spending or long-term borrowing. The term of the obligation is the shorter of 12 months or to the end of the fiscal year. Likewise, the borrowed amount cannot exceed 75% of the income or revenue from taxes which the State tax commission or other tax collection agency certifies is reasonably anticipated to be collected during the current fiscal year.

Idaho Tax-Exempt Fund Statement of Additional Information	March 30, 2012	3

Municipal bonds include debt obligations issued to obtain funds for various public purposes, including the construction of public facilities. Municipal bonds may be used to refund outstanding obligations, to obtain funds for general operating expenses, or for lending public or private institutions funds for the construction of educational facilities, hospitals, or housing, or for other public purposes. The two principal classifications of municipal bonds are general obligation and limited obligation (or revenue) bonds. Limited project bonds are known as local improvement district ("LID") bonds.

General obligation bonds ("GO Bonds") are those obligations of an issuer to which the full faith and credit of the municipality is pledged. The proceeds from GO Bonds are used for a wide variety of public uses, including, but not limited to, public facilities such as the structure or improvement of schools, highways, and roads, water and sewer systems, and facilities for a variety of public purposes. A GO Bond is paid from ad valorem property taxes or from other tax sources. Many types of obligations may be general obligations of a municipality whether or not they are incurred through the issuance of bonds. GO Bonds may be incurred in the form of a registered warrant, conditional sales contract, or other instrument in which an unconditional and unlimited promise to pay from ad valorem taxes is made.

Revenue bonds may be issued to fund a wide variety of revenue-producing capital projects including, but not limited to, electric, gas, water and sewer systems; highways, bridges, and tunnels; airport facilities; colleges and universities; hospitals; and health, convention, recreational, and housing facilities. Although the principal security of these bonds varies, generally, revenue bonds are payable from a debt service reserve fund, the cash for which is derived from the operation of the particular utility or enterprise. Revenue bonds are not general obligations. The revenues of the particular utility or system secure them. They can be issued by agencies of a state and can also be issued by political subdivisions including counties, cities, towns, water districts, sewer districts, irrigation districts, port districts, and housing authorities.

The Fund will invest in revenue bonds with a coverage factor between net revenue to the annual debt service of a minimum of 1 to 1.25. Only issues that have a debt service reserve fund balance equal to the average annual debt service will be purchased.

Local Improvement District ("LID") bonds are secured by assessments levied against the properties benefited by the improvements constructed with the proceeds of the bonds. This type of financing is available to counties, water and/or sewer districts, highway districts, irrigation districts, and cities. The property must be specially benefited by the improvements constructed out of the proceeds of the bonds, generally within a local improvement district.

Private Activity Bonds, including Industrial Development Bonds ("IDB"), are commonly issued by public authorities but generally are not secured by any taxing power. Rather, they are secured by the revenues derived from the lease or rental payments received from the industrial user, and the credit quality of such municipal bonds is usually directly related to the credit standing of the user of the facilities. Since 1986 there have been substantial limitations on new issues of municipal bonds to finance privately operated facilities. To the extent such municipal bonds would generate income that might be taxed under federal alternative minimum tax provisions, the Fund does not invest in Private Activity Bonds. The Fund does not anticipate that greater than 5% of the Fund's total assets will be invested in Private Activity Bonds.

The Fund may purchase certain variable or floating rate obligations in which the interest rate is adjusted at predesignated periodic intervals (variable rate) or when there is a change in the market rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature that entitles the purchaser to demand prepayment of the principal amount prior to stated maturity. Also, the issuer may have a corresponding right to prepay the principal amount prior to maturity.

Risks

The value of Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. The risks inherent in the Fund depend primarily on the terms and quality of the obligations in the Fund's portfolio ("credit risk"), and on market conditions. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.

Credit risk is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk, making the value of that bond in the Fund's portfolio less. If a security held by the Fund defaults on payment of interest or principal, the Fund's income, ability to preserve capital, and liquidity would all be adversely affected. Bonds in the Fund's portfolio may be insured against the possibility of defaults, but the ability of bond insurers could be impaired, in whole or in part. In such a case, the value of such insurance would be reduced in value or of no value.

The Fund is also affected by market risk, which includes the probability that prices for bonds held by the Fund will increase or decrease as market prices change. For example, a general rise in interest rates usually will decrease bond prices, including those bonds in the Fund's portfolio. Lower interest rates can be expected to increase bond prices.

Market risk related to municipal bonds also entails changes in investor perceptions about the state or other entities issuing bonds. Investing only in Idaho bonds means the Fund has greater exposure to events in that State. Factors such as political, economic and financial trends in the State of Idaho will affect market prices for the Fund's holdings of Idaho issuers, regardless of the actions of the broader market for municipal bonds. Investor perceptions of those events will cause bonds in the Fund's portfolio to vary up and down.

Market risk also includes the concept of "liquidity," the ability of security holders to purchase and sell securities. Liquidity can relate to securities markets as a whole, or to the market for only one or a few types of securities. Should a market become "illiquid" (lose liquidity), the ability to purchase and sell securities disappears. Holders of

4	Idaho Tax-Exempt Fund Statement of Additional Information	March 30, 2012

securities that are illiquid may have little or no ability to dispose or purchase securities as desired. Adverse market conditions can cause investors to place a premium on highest quality liquid securities (such as U.S. Treasury securities), which can result in a relative increase in interest rates for other types of bonds. Bonds that are less liquid, such as municipal bonds, may be affected by material increases in the general level of risk aversion and any resulting decrease in liquidity for non-U.S. government obligations.

Fund Policies

Investment objectives and certain policies of the Fund may not be changed without the prior approval of the holders of the majority of the outstanding shares of the Fund. Objectives and policies which are considered fundamental and subject to change only by prior approval of the shareowners include: (1) the primary and secondary investment objectives; (2) the 80% of assets minimum investment in Idaho tax-exempt income securities; and (3) the policies listed under "Investment Restrictions."

Investment Restrictions

In addition to the restrictions stated in the Prospectus and Summary Prospectus, the Fund shall not purchase securities on margin or sell securities short or purchase or write put or call options; purchase "restricted securities" (those which are subject to legal or contractual restrictions on resale or are otherwise not readily marketable); nor invest in oil, gas or other mineral exploration leases and programs. The Fund shall not make loans to others, except for the purchase of debt securities or to enter into repurchase agreements. The Fund shall not invest in securities so as to not comply with Subchapter M of the Internal Revenue Code, in that generally at the close of each quarter of the tax year, at least 50% of the value of each Fund's total assets is represented by (i) cash and cash items, government securities, and securities of other regulated investment companies, and (ii) other securities. In addition, the Fund shall not purchase real estate; real estate limited partnerships; commodities or commodity contracts; issue senior securities; provided, however, that a fund may borrow money for extraordinary or emergency purposes and then only if after such borrowing there is asset coverage of at least 300% for all such borrowings; nor act as a securities underwriter except that they may purchase securities directly from the issuer for investment purposes. Also, the Fund shall not purchase or retain securities of any issuer if the officers or trustees of the Fund or its adviser own more than one-half of one percent of the securities of such issuer; invest in any company for the purpose of management or exercising control. The Fund shall not purchase securities of any issuer in excess of 5% of the Fund's total assets or purchase more than 10% of the outstanding voting securities of any issuer; or concentrate its investments in a single industry beyond 25% of the total value of the Fund; or invest more than 10% of its assets in the securities of issuers which together have a record of less than three years continuous operation.

Temporary Defensive Position

During uncertain market or economic conditions, the Idaho Tax-Exempt Fund may adopt a temporary defensive position and invest more than 20% of assets in cash or equivalents, government securities, unaffiliated money-market mutual funds, and other debt securities having an "A" rating or better. While such defensive investments may not contribute to the primary objective of tax-free income, they do assist the secondary objective of capital preservation.

Portfolio Turnover

The Fund places no restrictions on portfolio turnover and the Fund will buy or sell investments according to the adviser's appraisal of the factors affecting the market and the economy. The adviser does not anticipate significant variation from the relatively low portfolio turnover rates experienced in the past.

Portfolio Information

The Fund publishes its complete portfolio holdings online within 10 days after each month-end (www.idahotaxexemptfund.com). It publishes annual and semi-annual reports containing portfolio holdings. It files periodic reports with the SEC containing portfolio holdings, which may be published online. The Fund may provide dealers, financial services and reporters with month-end portfolio holdings. The Fund only discloses month-end portfolio holdings. No other disclosures are made. No person associated with the Fund receives compensation in connection with disclosures of portfolio information. Information about open trades, strategies, and investment programs is proprietary information of the adviser and kept confidential.

Idaho Tax-Exempt Fund Statement of Additional Information	March 30, 2012	5

Management of the Fund

Board of Trustees

A Board of five Trustees supervises the Funds: Nicholas Kaiser, John E. Love, Gary A. Goldfogel, Herbert G. Grubel, and Ronald H. Fielding. The Trustees establish policies, as well as review and approve the Fund's investment advisory contracts and their continuance. The Trustees also elect the officers, determine the amount of any dividend or capital gain distribution and serve on any committees of the Trust. Four Trustees are Independent, having no relationship with the adviser or its affiliates, and solely consider the interests of shareowners.

Table 1: Management Information
Name, Address, and Age		Position(s) held with Trust; term office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in Saturna fund complex overseen by Trustee	Other directorships held by Trustee during past 5 years
Independent Trustees
(graphic omitted)	John E. Love 1002 Spokane Street Garfield, WA 99130 Age: 79	Independent Trustee since 1987; Independent Chairman	Owner, J.E. Love Co., (agricultural equipment manufacturer)	Seven	None
(graphic omitted)	Gary A. Goldfogel, MD 1500 N. State Street Bellingham, WA 98225 Age: 53	Independent Trustee since 1995	Medical Examiner (pathologist). Owner, Avocet Environmental Testing (laboratory)	Seven	None
(graphic omitted)	Herbert G. Grubel, PhD 125 West Second St. Apt. 1202 North Vancouver, BC Canada V7M 1C5 Age: 78	Independent Trustee since 2005	Senior Fellow, Fraser Institute; Professor (Emeritus) of Economics, Simon Fraser University; Author	Seven	Amana Mutual Funds Trust (retired 2011)
(graphic omitted)	Ronald H. Fielding 42 Surfsong Rd. Kiawah Island, SC 29455 Age: 63	Independent Trustee since 2009	Retired (2009); Senior Vice President & Portfolio Manager, OppenheimerFunds Rochester Division	Ten	Amana Mutual Funds Trust; ICI Mutual Insurance Company
Interested Trustee
(graphic omitted)	Nicholas F. Kaiser, MBA¹ 1300 N. State Street Bellingham WA 98225 Age: 65	President and Trustee since 1990	Chairman (retired president 2009), Saturna Capital Corporation (the Trust's investment adviser); Director, Saturna Brokerage Services (the Trust's distributor)	Ten	Amana Mutual Funds Trust

¹ Mr. Kaiser is an "interested person" of the Trust as an officer of the Adviser, Saturna Capital Corporation ,and a director of the Distributor, Saturna Brokerage Services. He holds the same positions with Amana Mutual Funds Trust, which has three fund portfolios, and is also managed by Saturna Capital Corporation.

6	Idaho Tax-Exempt Fund Statement of Additional Information	March 30, 2012

Table 2: Officers Who Are Not Trustees
Name, Address, and Age		Position(s) held with Trust; term office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in Saturna fund complex overseen by Trustee	Other directorships held by Trustee during past 5 years
Officers Who Are Not Trustees
(graphic omitted)	Phelps S. McIlvaine¹ 1300 N. State Street Bellingham, WA 98225 Age: 58	Vice President since 1994	Vice President, Saturna Capital Corporation (the Trust's investment adviser); Director and Treasurer, Saturna Brokerage Services (the Trust's distributor)	N/A	N/A
(graphic omitted)	Ethel B. Bartolome¹ 1300 N. State Street Bellingham, WA 98225 Age: 39	Secretary since 2001	Corporate Administrator, Saturna Capital Corporation (the Trust's investment adviser)	N/A	N/A
(graphic omitted)	Christopher R. Fankhauser¹ 1300 N. State Street Bellingham, WA 98225 Age: 40	Treasurer since 2002; Chief Compliance Officer since 2012	Chief Operations Officer, Saturna Capital Corporation (the Trust's investment adviser); Vice President and Chief Operations Officer, Saturna Brokerage Services (the Trust's Distributor)	N/A	N/A

¹ Messrs. McIlvaine and Fankhauser, and Mrs. Bartolome are "interested persons" of the Trust as officers and/or employees of the Adviser, Saturna Capital Corporation. Mr. Fankhauser and Mrs. Bartolome hold the same positions with Amana Mutual Funds Trust, which has three fund portfolios, and is also managed by Saturna Capital Corporation.

Idaho Tax-Exempt Fund Statement of Additional Information	March 30, 2012	7

Table 3: Management Ownership Information (as of Dec. 31, 2011)
Trustee/Officer	Dollar range of equity securities in Funds of Saturna fund complex	Aggregate dollar range of equity securities in all Registered Investment Companies overseen by Trustee/Officer in Saturna fund complex
John E. Love	Growth: $10,001-50,000 International: over $100,000 Core: $10,001-50,000 Short-Term Bond: $50,001-100,000 Bond Income: over $100,000	Over $100,000
Gary A. Goldfogel	Growth: over $100,000 International: over $100,000 Core: over $100,000 Bond Income: $50,001-100,000 Amana Developing World: over $100,000	Over $100,000
Herbert G. Grubel	Growth: $10,001-50,000 Amana Income: $10,001-50,000	$10,001-$50,000
Ronald H. Fielding	International: over $100,000 Short-Term Bond: $1-$10,000	Over $100,000
Nicholas F. Kaiser	Growth: over $100,000
International: over $100,000
Core: over $100,000
Short-Term Bond: over $100,000
Bond Income: over $100,000
Idaho Tax-Exempt: over $100,000

Amana Income: over $100,000
Amana Growth: over $100,000
	Amana Developing World: over $100,000	Over $100,000
Phelps S. McIlvaine	Growth: $10,001-50,000 International: over $100,000 Short-Term Bond: $10,001-50,000 Amana Income: $10,001-50,000 Amana Growth: $10,001-50,000 Amana Developing World: $10,001-50,000	Over $100,000
Ethel B. Bartolome	Growth: $1-10,000 International: $10,001-50,000 Core: $10,001-50,000 Amana Income: $10,001-50,000 Amana Growth: $10,001-50,000	Over $100,000
Christopher R. Fankhauser	Growth: $10,001-50,000
International: $50,001-100,000
Core: $1-10,000
Bond Income: $1-10,000
Short-Term Bond: $10,001-50,000

Amana Income: $50,001-100,000
Amana Growth: $50,001-100,000
	Amana Developing World: $1-10,000	Over $100,000

8	Idaho Tax-Exempt Fund Statement of Additional Information	March 30, 2012

Leadership Structure and Board of Trustees

As part of its annual governance assessment, the Board reviews the collective and individual experience, qualifications, attributes, and skills of the Trustees. Attributes common to all Trustees are strong educational backgrounds, lifetimes of experience in business and finance, personal investments in the Funds, and ability to effectively request, evaluate, and discuss information about the Trust with the adviser and other service providers to the Trust. The Chairman of the Board and all other Trustees (except Mr. Kaiser) are independent of the adviser and other service providers.

The Board has concluded that its current leadership structure, in which the Chairman of the Board is not affiliated with the adviser, is appropriate and in the best interest of shareowners, in light of the services provided to the Trust. In making the determination that each Trustee is qualified to serve, the Board considers a variety of criteria, including actual service, commitment, and participation of each Trustee during his tenure with the Trust. In addition to the information set forth in the Trustees table above and other relevant qualifications, the following are additional important qualifications of each Trustee:

John E. Love is the Trust's independent chairman, having joined the Board in 1987. Mr. Love is president and CEO of the J.E. Love Company which manufactures and markets specialty agricultural equipment. He is a retired Navy Rear Admiral and a Certified Professional Manager. He has a degree in Economics/Business Administration from Whitworth University. Mr. Love has served on bank, community, and higher education institution boards.

Nicholas F. Kaiser, MBA, CFA, is president of the Trust and the portfolio manager of the Sextant International Fund. He is chairman and controlling shareowner of Saturna Capital Corporation, the Funds' investment adviser and administrator. For over 30 years, Mr. Kaiser and his firms have provided investment management, administration, accounting, servicing, marketing, and other services to mutual funds. He has served on association, community and educational institution boards.

Gary A. Goldfogel, MD, serves as the Medical Examiner for Northwest Washington State, and is the owner and president of Avocet Environmental Testing Laboratory. Dr. Goldfogel is a physician board certified in Surgical and Forensic Pathology and Laboratory Medicine. He has served on boards of various professional and community organizations.

Herbert G. Grubel, PhD, is a senior fellow of The Fraser Institute and professor emeritus of Economics at Simon Fraser University (Vancouver, BC). Dr. Grubel has held appointments and positions with universities, governments and institutes worldwide. He was a member of Canada's Parliament from 1993 to 1997. Dr. Grubel has published many books and professional articles in economics dealing with international trade and finance and a wide range of economic policy issues.

Ronald H. Fielding, MA, MBA, CFA, has worked in the mutual fund industry as a portfolio manager and senior officer of fund advisers for over 25 years. He has served on the board of Investment Company Institute Mutual Insurance for 15 years, and is currently chairman. He has taught courses in finance and economics in Rochester, NY. He has served on philanthropic and educational institution boards.

Board Role in Risk Oversight

The Board's role in management of the Trust is oversight. As is the case with many investment companies, day-to-day management of the Trust, selection of Fund investments, administration and distribution services, and management of operational and portfolio risk are responsibilities of the adviser. The Board, through reports from the adviser and third parties, meetings of the whole Board as well as its committees, independent experiences including shareowner contacts, and Board advisors such as auditors, legal counsel, compliance officers and regulators, provides only general supervision and risk oversight. The Chairman's duties include developing the agenda for each Board meeting in consultation with management, presiding at each Board meeting, discussing matters with management between Board meetings, and facilitating communication and coordination between the Trustees and management.

Committees

The Board has an Audit and Compliance Committee consisting of the Independent Trustees. The Committee held one meeting during the fiscal year. The Committee operates under a specific charter, selects the independent registered public accounting firm and reviews all audit reports. The Committee also reviews and considers matters related to the Trust's compliance program, and meets regularly with the Chief Compliance Officer.

The Board has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the Trustees in the management of the Trust. No Executive Committee has been established at this time.

Compensation

The Trust currently pays disinterested trustees $1,000 per meeting attended, plus $2,000 per year retainer, plus reimbursement of travel expenses (allocated pro rata to each Fund of the Trust). Trustees are also compensated for committee meetings and chairmanships. As an interested trustee, Mr. Kaiser receives no compensation from the Trust. The Chief Compliance Officer has been retained by the Trust and, as such, a portion of the Chief Compliance Officer's compensation is paid by the Trust. No other officers are compensated by the Trust. Table 4 (on page 10) provides the total compensation paid Trustees for the fiscal year ended November 30, 2011.

Code of Ethics

The Trust, its investment adviser Saturna Capital Corporation, and its principal underwriter Saturna Brokerage Services, Inc., have adopted a common Code of Ethics under Rule 17j-1 of the Investment Company Act and Rule 204a-1 of the Investment Advisers Act. The Code permits personnel subject to the Code (as defined in the Code) to invest in

Idaho Tax-Exempt Fund Statement of Additional Information	March 30, 2012	9

securities, including common stocks and mutual funds. To prevent conflicts of interest, the Code includes restrictions on investing in common stocks that may be purchased by the Funds. A copy of the Code is available without charge by contacting the Trust or Saturna Capital Corporation.

Table 4: Trustee Compensation for Fiscal Year ended Nov. 30, 2011
Name of Person; Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
John E. Love; Trustee, Chairman	$8,250	$0	$0	$8,250
Gary A. Goldfogel; Trustee	$6,250	$0	$0	$6,250
Herbert G. Grubel; Trustee¹	$6,250	$0	$0	$21,000¹
Ronald H. Fielding; Trustee	$8,250	$0	$0	$8,250
Nicholas F. Kaiser; Trustee²	$0	$0	$0	$0

¹ Herbert G. Grubel served as Trustee for the Amana Mutual Funds Trust, to which Saturna Capital is adviser. He was paid $14,750 by that Trust during the fiscal year ended November 30, 2011.

² Nicholas F. Kaiser serves as Interested Trustee to the Amana Mutual Funds Trust, to which Saturna Capital is adviser. He serves in this capacity without compensation.

Control Persons & Principal Holders of Securities

As of March 2, 2012, there are no persons known to the Trust that could be considered a "control person" of the Fund, i.e. any person who beneficially owns 25% or more of the Fund's securities.

As of March 2, 2012 the following are the only persons known to the Trust to be the owners of record of five percent or more of the Idaho Tax-Exempt Fund:

Table 5: Principal Holders of Securities as of Mar. 2, 2012
Name and Address	Shares	Percentage
Charles Schwab & Co., Inc. FBO Our Customers 101 Montgomery St. San Francisco, CA 94104	549,946	19.53%
TD Ameritrade Inc. FBO Our Customers P.O. Box 2226 Omaha, NE 68103-2226	312,126	11.08%
Saturna Capital Corporation 1300 N. State St. Bellingham, WA 98225	205,671	7.30%
Max G. Gibson P.O. Box 858 Blackfoot, ID 83221	165,536	5.87%

As of March 2, 2012, the officers and Trustees (plus affiliated family members and entities), as a group, owned 267,759 shares of Idaho Tax-Exempt Fund (9.51%).

10	Idaho Tax-Exempt Fund Statement of Additional Information	March 30, 2012

Investment Advisory and Other Services

Investment Adviser and Administrator

Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225, is the Investment Adviser and Administrator (the "adviser") for the Fund. Saturna Capital is also the Fund's shareowner servicing agent. Mr. Nicholas Kaiser, chairman of the board of Saturna Capital, through his ownership of 88% of its voting stock, is the controlling person of the adviser. Mr. Phelps McIlvaine is the principal portfolio manager of the Idaho Tax-Exempt Fund, and vice president, shareowner, and member of the board of the adviser.

A discussion of the Board of Trustees' approval of the continuance of the investment advisory and administration agreements is available in the Fund's November 30, 2011 annual report.

Advisory Fee

The Fund is obligated to pay Saturna Capital monthly an advisory fee at the annual rate of 0.50% of the average daily net assets up to $250 million, 0.40% of assets between $250 million and $1 billion, and .30% of assets in excess of $1 billion.

For the fiscal years ended November 30, 2009, 2010, and 2011, respectively, the advisory fees the Fund paid Saturna Capital were $66,927; $75,150; and $75,621; respectively.

Portfolio Managers

All Saturna Capital employees, including Mr. Phelps McIlvaine and other portfolio managers, are paid an annual salary, as set by the board of Saturna Capital. The board also pays bonuses that are partly dependent on the profits of Saturna Capital and may also reflect the results of specific managed accounts or specific businesses of Saturna Capital. As owners of shares and/or options of Saturna Capital Corporation, Mr. McIlvaine may benefit from any increase in its value per share that might result from its operations or profits. All Saturna Capital employees are eligible for a retirement plan, health and other benefits, and a stock option plan. Stock options are annually awarded on the basis of years of service, and not individual performance. Mutual fund portfolio managers are paid a monthly bonus (which may be shared with other employees) when a fund achieves an overall rating of 4 or 5 stars from MorningstarTM, Inc. The bonus is 1% of the adviser's net monthly fee (which is based on both assets and performance) for a 4-star rating, and 2% of the monthly fee for a 5-star rating.

In addition to managing the Fund, Mr. McIlvaine also manages two other mutual funds, Sextant Bond Income Fund and Sextant Short-Term Bond Fund, and 4 private accounts.

Saturna's portfolio managers may manage multiple accounts, including mutual funds and separate accounts for individuals, investment partnerships, pension funds and charities. Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. The management of multiple accounts may give rise to potential conflicts of interest when the accounts have similar or different objectives, benchmarks, time horizons and fees because the portfolio manager must allocate his time and investment ideas across multiple accounts. Consequently a manager may purchase (or sell) a security for one account and not for another. The adviser has adopted policies designed to fairly allocate securities purchased or sold on an aggregated basis. Transactions executed for one account may adversely affect the value of securities held by other accounts. Securities selected for some accounts will outperform the securities selected for others. Through an arrangement with Saturna Brokerage Services, accounts trade securities at zero commission, eliminating a potential conflict. Personal accounts may give rise to potential conflicts of interest, and portfolio managers do not trade for their own accounts; trading in personal accounts is restricted by Saturna's Code of Ethics. A portfolio manager's compensation plan may give rise to potential conflicts of interest. To reduce this risk, mutual fund portfolio managers' account performance bonus depends upon the fund's overall MorningstarTM, Inc. rating, which derives from investment results over the last three, five and ten years. A manager's compensation tends to increase with assets under management, which in turn may increase the value of Saturna Capital Corporation.

Mr. McIlvaine owns no equity securities of Idaho Tax-Exempt Fund.

Shareowner Services

Under the advisory agreement, Saturna Capital also provides services as the transfer agent and dividend-paying agent for the Fund. As transfer agent, Saturna furnishes to each shareowner a statement after each transaction, an historical statement at the end of each year showing all transactions during the year, and any Form 1099 tax forms. Saturna also, on behalf of the Fund, responds to shareowners' questions and correspondence. Furthermore, the transfer agent regularly furnishes the Fund with current shareowner lists and information necessary to keep the shares in balance with the Fund's records. The transfer agent (or its agents) performs the mailing of financial statements, notices, prospectuses and summary prospectuses to shareowners.

For each of the fiscal years ended November 30, 2009, 2010, and 2011, respectively, the shareowner servicing fees (after expense limitations) the Fund paid Saturna Capital and its affiliates were $3,449; $3,872; and $823; respectively.

Table 6: Portfolio Managers as of Nov. 30, 2011
Portfolio Manager:	Phelps McIlvaine
Trust portfolios served as primary manager (assets):	Sextant Bond Income Fund ($6,785,051) ¹ Sextant Short-Term Bond Fund ($6,085,971) ¹ Idaho Tax-Exempt Fund ($16,126,691)
Other investment company portfolios served as primary manager (assets):	None
Other pooled investment vehicles served as primary manager (assets):	None
Other accounts (assets):	Four ($7,196,199)
¹Assets managed with a performance fee

Idaho Tax-Exempt Fund Statement of Additional Information	March 30, 2012	11

Beginning in March 2011, Saturna Capital has contractually agreed to waive its transfer agent fees.

Saturna Trust Company, a separate wholly-owned subsidiary of Saturna Capital, receives compensation for maintaining records of contributions, disbursements and assets as required for IRAs and other qualified retirement accounts that invest in the Fund. A fee of $10 per account for retirement plan services is paid by the Fund to Saturna Trust Company. For each of the fiscal years ended November 30, 2009, 2010, and 2011, respectively, the retirement plan custodial fees the Fund paid Saturna Trust and were $0; $293; and $127; respectively.

Custodian

BNY Mellon Asset Servicing, 2 Hanson Place, Brooklyn, NY 11217, is the custodian of the Funds. The custodian holds all securities and cash, settles all Fund portfolio securities transactions, receives (on behalf of the Funds) the money from sale of shares, and on order of the Funds, pays the authorized expenses of the Funds. When investors redeem Fund shares, the proceeds are paid to the shareowner from a Fund account at the custodian bank.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103 is the independent registered public accounting firm for the Fund. The accountants conduct an annual audit of the Fund as of November 30 each year, prepare the tax returns of the Fund and assist the adviser in various accounting matters throughout the year.

Principal Underwriter

The adviser's wholly-owned subsidiary, Saturna Brokerage Services, Inc., 1300 N. State Street, Bellingham, WA 98225 is a general securities brokerage firm and acts as distributor for the Fund.

Mr. Christopher Lang is President of Saturna Brokerage Services, Inc. All employees of the Distributor are also employees of the adviser.

Under the distribution agreement, the Distributor is not required to sell a certain number of shares. The offering of shares by the Distributor is continuous.

Brokerage Allocation

For fiscal years 2009, 2010, and 2011, Idaho Tax-Exempt Fund paid no brokerage commissions.

Capital Stock

Each Fund of Saturna Investment Trust is divided into shares of beneficial interest. The shares of each separate Fund of the Trust have equal voting rights. On issues relating solely to Idaho Tax-Exempt Fund, only the shareowners of Idaho Tax-Exempt Fund are entitled to vote. All shares are fully paid, non-assessable, transferable and with rights of redemption, and are not subject to preemptive rights. The Trust is not required to hold annual shareowner meetings. However, special meetings may be called for such purposes as electing or removing Trustees, changing fundamental policies, or voting on approval of an advisory contract. All dividends and distributions for the Fund shall be distributed to shareowners in proportion to the number of shares owned.

Purchase, Redemption and Pricing of Shares

See Purchase and Sale of Fund Shares in the Prospectus and Summary Prospectus and Pricing of Fund Shares in the Prospectus for an explanation about the ways to purchase or redeem shares. Both purchases and redemptions are made at net asset value per share.

Price

Price (net asset value) per share is determined by dividing the value of all securities and other assets, less liabilities, by the number of shares outstanding. The daily price is determined for the Fund as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on each day the Exchange is open for trading. The Exchange is generally closed on New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Also see the Prospectus for additional information about the computation of net asset value.

The Fund's securities are valued using bid-side valuations provided by an independent service, using a matrix. The matrix considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon maturity, rating, trading activity, and market conditions. In the absence of a price from the service, securities are valued at their fair values determined in good faith under procedures adopted by the Board. Fair value pricing may result in a value that is different from a security's most recent closing price and prices used by other mutual funds to calculate their net asset values.

See the Statement of Assets and Liabilities in the Annual Report or Semi-Annual Report for a specimen sheet showing how the Fund calculates net asset value, which is the price used for both purchase and redemption of shares.

Exchanges

In addition to purchases and redemptions, the shares of the Fund may be exchanged for shares of other funds managed by Saturna Capital. Exchanges will be made at no charge upon written request or by telephone. A gain or loss for federal tax purposes will be realized upon redemption of any shares for the purposes of an exchange as described above.

12	Idaho Tax-Exempt Fund Statement of Additional Information	March 30, 2012

Dividends

Returned dividend payments will be automatically reinvested into your account; future dividends in such accounts will continue to be reinvested until the shareowner is located or the account is closed.

Intermediary Processing

Investors should be aware that intermediaries might have policies different than the Fund's policies regarding trading and redemptions, and these may be in addition to or in place of the Fund's policies. For more information about these restrictions and policies, please contact your broker, retirement plan administrator or other intermediary.

Taxation of the Fund

Saturna Investment Trust is organized as a "series" investment company. As one of the funds in the Trust, Idaho Tax-Exempt Fund is a separate economic entity with separate assets and liabilities and separate income streams. The shareowners of the Fund may look only to the Fund for income, capital gain or loss, redemption, liquidation, or termination. The Fund has separate arrangements with the adviser. Assets of the Fund are segregated. The creditors and shareowners of the Fund are limited to the assets of the Fund for recovery of charges, expenses and liabilities. The Fund conducts separate voting on issues relating solely to the Fund, except as required by the Investment Company Act. The tax status and tax consequences to shareowners of the Fund differ, depending upon the investment objectives, operations, income, gain or loss, and distributions from the Fund.

The Fund intends to distribute to shareowners substantially all of its net investment income and net realized capital gains, if any, and to comply, as it has since inception, with the provisions of the Internal Revenue Code applicable to regulated investment companies (Subchapter M), which relieve mutual funds of federal income taxes on the amounts so distributed.

Interest received upon the obligations of the State of Idaho or political subdivisions thereof are exempt from income tax in the State of Idaho. An Idaho Income Tax ruling provides a pass-through of the tax-exempt character of interest received by a regulated investment company, such as the Idaho Tax-Exempt Fund, upon distribution to shareowners.

If, in any taxable year, a Fund does not qualify as a regulated investment company under the Internal Revenue Code, (1) the Fund would be taxed at the normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; (2) the Fund's distributions, to the extent made out of the Fund's current or accumulated earnings and profits, would be taxable to shareholders as ordinary dividends regardless of whether they would otherwise have been considered capital gain dividends; (3) the Fund may qualify for the 70% deduction for dividends received by corporations; and (4) foreign tax credits would not "pass through" to shareholders.

If shareowners do not furnish the transfer agent with a valid Social Security or Tax Identification Number and in certain other circumstances, the transfer agent is required to withhold 28% of taxable income dividends. If the IRS determines that the Fund should be fined or penalized for inaccurate or missing or otherwise inadequate reporting of a Tax Identification Number, the amount of the IRS fee or penalty will be directly assessed to the shareowner account involved.

Financial Statements

The most recent audited annual report accompanies this Statement of Additional Information.

Annual Financial Statements

There is incorporated into this Registration Statement the following financial information in the Annual Report to shareowners for the fiscal year ended November 30, 2011, Filed as Exhibits hereto:

Report of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm.
Statement of Assets and Liabilities — as of November 30, 2011.
Statement of Operations — Year ended November 30, 2011.
Statements of Changes in Net Assets — years ended November 30, 2011, and 2010.
Investments — as of November 30, 2011.
Notes to Financial Statements.

Idaho Tax-Exempt Fund Statement of Additional Information	March 30, 2012	13

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